American Balanced Fund®
Investment portfolio
March 31, 2023
unaudited

Common stocks 60.99% Information technology 11.68%	Shares	Value (000)
Microsoft Corp.	27,104,080	$7,814,106
Broadcom, Inc.	8,737,024	5,605,150
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	22,459,543	2,089,187
ASML Holding NV (New York registered) (ADR)	2,507,350	1,706,778
ASML Holding NV	485,000	331,398
Apple, Inc.	7,419,611	1,223,494
TE Connectivity, Ltd.	5,678,097	744,682
Applied Materials, Inc.	5,709,741	701,328
KLA Corp.	1,729,721	690,453
Intel Corp.	20,000,000	653,400
Shopify, Inc., Class A, subordinate voting shares[1]	6,283,000	301,207
Micron Technology, Inc.	3,321,000	200,389
Arista Networks, Inc.[1]	1,192,000	200,089
Salesforce, Inc.[1]	829,000	165,618
Oracle Corp.	1,679,000	156,013
SK hynix, Inc.	1,890,000	130,355
Adobe, Inc.[1]	313,932	120,980
Ceridian HCM Holding, Inc.[1]	1,158,000	84,789
		22,919,416
Health care 9.93%
UnitedHealth Group, Inc.	8,706,891	4,114,790
Pfizer, Inc.	56,608,800	2,309,639
Eli Lilly and Company	4,644,996	1,595,185
Gilead Sciences, Inc.	17,135,731	1,421,752
AbbVie, Inc.	7,566,740	1,205,911
Thermo Fisher Scientific, Inc.	2,072,784	1,194,690
AstraZeneca PLC	8,056,844	1,118,291
Johnson & Johnson	5,800,000	899,000
CVS Health Corp.	11,614,574	863,079
Vertex Pharmaceuticals, Inc.[1]	2,300,000	724,661
Humana, Inc.	1,100,000	534,006
The Cigna Group	1,841,627	470,591
Centene Corp.[1]	7,242,000	457,767
Abbott Laboratories	4,492,344	454,895
Bristol-Myers Squibb Company	5,628,195	390,090
Elevance Health, Inc.	796,642	366,304
Zoetis, Inc., Class A	2,047,940	340,859
Regeneron Pharmaceuticals, Inc.[1]	350,000	287,584
Seagen, Inc.[1]	1,000,000	202,470
ResMed, Inc.	707,000	154,826
Merck & Co., Inc.	1,030,839	109,671
GE HealthCare Technologies, Inc.[1]	1,250,170	102,551
Catalent, Inc.[1]	1,393,000	91,534
Danaher Corp.	288,000	72,588
		19,482,734
American Balanced Fund — Page 1 of 51

unaudited
Common stocks (continued) Financials 6.61%	Shares	Value (000)
JPMorgan Chase & Co.	15,280,701	$1,991,228
Chubb, Ltd.	4,248,903	825,052
Mastercard, Inc., Class A	2,236,091	812,618
Aon PLC, Class A	2,068,427	652,154
Blackstone, Inc., nonvoting shares	7,416,745	651,487
Synchrony Financial[2]	22,145,238	643,984
Visa, Inc., Class A	2,513,320	566,653
Bank of America Corp.	18,894,292	540,377
Arthur J. Gallagher & Co.	2,443,121	467,393
Goldman Sachs Group, Inc.	1,322,100	432,472
HDFC Bank, Ltd.	19,703,000	387,361
Discover Financial Services	3,878,000	383,302
Capital One Financial Corp.	3,782,000	363,677
Fidelity National Information Services, Inc.	6,251,984	339,670
Fiserv, Inc.[1]	2,770,000	313,093
Apollo Asset Management, Inc.	4,944,116	312,270
Berkshire Hathaway, Inc., Class B1	1,011,213	312,232
East West Bancorp, Inc.	4,919,195	273,015
Morgan Stanley	2,877,068	252,607
BlackRock, Inc.	375,700	251,388
S&P Global, Inc.	702,159	242,083
Blue Owl Capital, Inc., Class A	21,385,307	236,949
Brookfield Corp., Class A	5,509,000	179,538
KeyCorp	14,155,873	177,232
Progressive Corp.	1,189,429	170,160
CME Group, Inc., Class A	822,000	157,429
PNC Financial Services Group, Inc.	1,200,000	152,520
Intercontinental Exchange, Inc.	1,424,363	148,547
KKR & Co., Inc.	2,754,520	144,667
Marsh & McLennan Companies, Inc.	857,380	142,797
Fifth Third Bancorp	4,737,000	126,194
Arch Capital Group, Ltd.[1]	1,850,944	125,624
Wells Fargo & Company	3,003,100	112,256
AIA Group, Ltd.	4,970,000	52,222
Brookfield Asset Management, Ltd., Class A	1,377,250	45,064
		12,985,315
Consumer staples 6.51%
Philip Morris International, Inc.	40,649,628	3,953,176
Target Corp.	9,838,429	1,629,539
Altria Group, Inc.	28,900,700	1,289,549
Nestlé SA	8,449,093	1,031,438
British American Tobacco PLC	21,268,826	745,361
British American Tobacco PLC (ADR)	3,794,000	133,245
Dollar Tree Stores, Inc.[1]	4,935,300	708,462
Archer Daniels Midland Company	8,500,000	677,110
General Mills, Inc.	5,908,184	504,914
Keurig Dr Pepper, Inc.	11,499,535	405,704
Procter & Gamble Company	2,685,327	399,281
Constellation Brands, Inc., Class A	1,524,416	344,350
Dollar General Corp.	1,627,815	342,590
Anheuser-Busch InBev SA/NV (ADR)[3]	3,297,808	220,063
Anheuser-Busch InBev SA/NV	1,085,664	72,394
American Balanced Fund — Page 2 of 51

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Mondelez International, Inc.	2,451,717	$170,934
Estée Lauder Companies, Inc., Class A	636,444	156,858
		12,784,968
Consumer discretionary 5.77%
Home Depot, Inc.	9,166,689	2,705,273
D.R. Horton, Inc.	10,699,000	1,045,185
General Motors Company	25,600,000	939,008
Amazon.com, Inc.[1]	8,421,480	869,855
Lennar Corp., Class A	7,053,400	741,383
Darden Restaurants, Inc.	4,716,442	731,803
Booking Holdings, Inc.[1]	248,405	658,872
LVMH Moët Hennessy-Louis Vuitton SE	679,957	623,152
Las Vegas Sands Corp.[1]	10,795,405	620,196
Aramark[2]	15,795,308	565,472
McDonald’s Corp.	1,713,000	478,972
Industria de Diseño Textil, SA	10,211,953	342,947
TJX Companies, Inc.	4,207,128	329,671
Restaurant Brands International, Inc.	3,793,706	254,709
Chipotle Mexican Grill, Inc.[1]	84,909	145,049
Marriott International, Inc., Class A	609,583	101,215
NIKE, Inc., Class B	757,900	92,949
YUM! Brands, Inc.	616,000	81,361
		11,327,072
Industrials 5.65%
General Electric Co.	12,255,900	1,171,664
Northrop Grumman Corp.	2,479,885	1,145,012
Caterpillar, Inc.	4,456,908	1,019,919
L3Harris Technologies, Inc.	4,018,225	788,536
Carrier Global Corp.	17,117,089	783,107
Boeing Company[1]	3,187,189	677,055
Lockheed Martin Corp.	1,395,614	659,749
TransDigm Group, Inc.	655,963	483,478
Union Pacific Corp.	1,927,404	387,909
Quanta Services, Inc.	2,289,000	381,439
CSX Corp.	12,339,368	369,441
Rockwell Automation	1,220,035	358,019
Raytheon Technologies Corp.	3,495,216	342,287
Norfolk Southern Corp.	1,493,952	316,718
Waste Management, Inc.	1,863,000	303,986
United Parcel Service, Inc., Class B	1,354,000	262,662
Airbus SE, non-registered shares	1,691,941	226,663
Robert Half International, Inc.	2,687,700	216,548
United Airlines Holdings, Inc.[1]	4,315,089	190,943
Equifax, Inc.	938,869	190,440
Cintas Corp.	351,377	162,575
Paychex, Inc.	1,266,994	145,185
AMETEK, Inc.	847,674	123,192
Huntington Ingalls Industries, Inc.	555,000	114,896
PACCAR, Inc.	1,497,750	109,635
HEICO Corp.	544,506	93,132
ABB, Ltd.	1,779,844	61,035
		11,085,225
American Balanced Fund — Page 3 of 51

unaudited
Common stocks (continued) Communication services 4.60%	Shares	Value (000)
Alphabet, Inc., Class C1	20,763,705	$2,159,425
Alphabet, Inc., Class A1	6,985,200	724,575
Comcast Corp., Class A	48,952,834	1,855,802
Meta Platforms, Inc., Class A1	7,519,713	1,593,728
Charter Communications, Inc., Class A1	3,156,922	1,128,947
Netflix, Inc.[1]	2,726,048	941,795
ZoomInfo Technologies, Inc.[1]	9,127,300	225,536
Take-Two Interactive Software, Inc.[1]	1,402,545	167,324
AT&T, Inc.	7,670,000	147,647
Activision Blizzard, Inc.	930,300	79,624
		9,024,403
Energy 4.32%
Canadian Natural Resources, Ltd. (CAD denominated)[3]	33,247,013	1,839,840
Pioneer Natural Resources Company	5,527,127	1,128,860
Chevron Corp.	6,160,991	1,005,227
Halliburton Company	29,136,350	921,874
ConocoPhillips	7,155,432	709,890
TC Energy Corp. (CAD denominated)[3]	15,513,224	603,426
Schlumberger NV	9,732,000	477,841
Baker Hughes Co., Class A	13,500,506	389,625
EQT Corp.	11,450,000	365,370
Exxon Mobil Corp.	2,665,635	292,314
Hess Corp.	2,000,000	264,680
Coterra Energy, Inc.	9,411,441	230,957
HF Sinclair Corp.	4,253,500	205,784
Enviva, Inc.[3]	1,663,522	48,043
		8,483,731
Materials 2.57%
Linde PLC	2,675,437	950,957
Wheaton Precious Metals Corp.[3]	13,795,000	664,367
Shin-Etsu Chemical Co., Ltd.	16,500,000	535,170
Royal Gold, Inc.[2]	3,610,000	468,253
Vale SA (ADR), ordinary nominative shares	24,779,776	391,025
Corteva, Inc.	5,597,000	337,555
CF Industries Holdings, Inc.	3,057,000	221,602
Nucor Corp.	1,250,000	193,088
Grupo México, SAB de CV, Series B	37,571,000	177,910
Franco-Nevada Corp.	1,191,000	173,719
Rio Tinto PLC	2,158,000	146,259
Dow, Inc.	2,591,965	142,092
Mosaic Co.	3,000,000	137,640
Albemarle Corp.	594,555	131,420
Agnico Eagle Mines, Ltd.[3]	2,042,000	104,081
Anglo American PLC	2,132,000	70,564
Lundin Mining Corp.	8,597,000	58,395
LyondellBasell Industries NV	542,893	50,972
First Quantum Minerals, Ltd.	2,209,000	50,783
Glencore PLC	6,635,000	38,165
		5,044,017
American Balanced Fund — Page 4 of 51

unaudited
Common stocks (continued) Real estate 2.01%	Shares	Value (000)
Crown Castle, Inc. REIT	6,702,260	$897,031
Iron Mountain, Inc. REIT	11,890,977	629,152
Extra Space Storage, Inc. REIT	3,501,977	570,577
Equinix, Inc. REIT	649,010	467,962
Public Storage REIT	1,286,127	388,590
Sun Communities, Inc. REIT	2,715,000	382,489
Gaming and Leisure Properties, Inc. REIT	5,295,482	275,683
VICI Properties, Inc. REIT	6,120,113	199,638
American Tower Corp. REIT	644,000	131,595
		3,942,717
Utilities 1.34%
CenterPoint Energy, Inc.	25,469,141	750,321
Sempra Energy	4,118,752	622,591
PG&E Corp.[1]	23,527,511	380,440
NextEra Energy, Inc.	3,520,933	271,393
AES Corp.	10,665,000	256,813
Constellation Energy Corp.	2,454,866	192,707
FirstEnergy Corp.	3,955,000	158,437
		2,632,702
Total common stocks (cost: $75,564,082,000)		119,712,300
Convertible stocks 0.11% Health care 0.11%
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 6/1/2023	996,147	120,573
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023	71,365	90,944
Total convertible stocks (cost: $187,491,000)		211,517
Investment funds 4.30%
Capital Group Central Corporate Bond Fund[2]	1,005,067,163	8,452,615
Total investment funds (cost: $10,021,621,000)		8,452,615
Bonds, notes & other debt instruments 28.31% Mortgage-backed obligations 9.72% Federal agency mortgage-backed obligations 8.88%	Principal amount (000)
Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD 121	117
Fannie Mae Pool #357399 5.50% 6/1/2033[4]	64	66
Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	69	67
Fannie Mae Pool #555880 5.50% 11/1/2033[4]	707	724
Fannie Mae Pool #555956 5.50% 12/1/2033[4]	624	644
Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	146	142
Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	180	184
Fannie Mae Pool #745092 6.50% 7/1/2035[4]	676	705
Fannie Mae Pool #887695 6.00% 6/1/2036[4]	246	257
Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,793	1,875
Fannie Mae Pool #256860 6.50% 8/1/2037[4]	222	233
Fannie Mae Pool #888746 6.50% 10/1/2037[4]	447	466
Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	109	105
Fannie Mae Pool #889658 6.50% 6/1/2038[4]	668	702
American Balanced Fund — Page 5 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	USD 281	$271
Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	100	100
Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	396	379
Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	18	19
Fannie Mae Pool #932752 5.00% 4/1/2040[4]	297	304
Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	1,061	1,082
Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,854	1,862
Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	686	701
Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	257	259
Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	2,360	2,376
Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,490	1,496
Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,426	2,442
Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	273	279
Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	263	267
Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	1,969	1,929
Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	424	433
Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	169	172
Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	18	18
Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	231	233
Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	215	220
Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	66	68
Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	5	5
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	30,857	26,712
Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	36	36
Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	626	640
Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	296	300
Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	90	92
Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	83	85
Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	48	49
Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	246	249
Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	110	112
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	4	4
Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]	45,932	39,361
Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	116,274	95,546
Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]	75,544	65,017
Fannie Mae Pool #AK2147 5.00% 2/1/2042[4]	220	221
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	507	484
Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,777	4,548
Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	2,091	1,995
Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	824	787
Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	266	265
Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	177	177
Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	150	148
Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,928	3,930
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	77,936	73,685
Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	5,630	5,336
Fannie Mae Pool #BC0157 3.50% 1/1/2046[4]	6,653	6,288
Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	5,125	4,851
Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	5,262	4,973
Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,233	1,133
Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	9,177	8,676
Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	3,640	3,440
Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	451	440
Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	1,122	1,029
American Balanced Fund — Page 6 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	USD 3,702	$3,399
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,934	2,703
Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	890	868
Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	1,189	1,123
Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	989	934
Fannie Mae Pool #BM3528 3.50% 2/1/2047[4]	34,071	32,200
Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	21	21
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	3,462	3,184
Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	27	26
Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	8
Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	15,838	14,960
Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	19,251	18,723
Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	363	343
Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	12,669	12,332
Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,746	2,746
Fannie Mae Pool #947661 6.50% 10/1/2047[4]	8	8
Fannie Mae Pool #256975 7.00% 10/1/2047[4]	38	40
Fannie Mae Pool #920015 7.00% 10/1/2047[4]	16	17
Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]	20,895	19,491
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	4,442	4,200
Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	3,129	3,050
Fannie Mae Pool #257030 6.50% 11/1/2047[4]	44	45
Fannie Mae Pool #257036 7.00% 11/1/2047[4]	12	13
Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	7,369	6,957
Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	6,780	6,764
Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,426	1,346
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	233	227
Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	60	58
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	86	85
Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,776	1,727
Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	47	45
Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	371	369
Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	5,580	5,268
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,515	3,321
Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	9,116	8,622
Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	145	142
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	17	16
Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	19,463	18,376
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	5,604	5,585
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	63	62
Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	65,315	59,348
Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	29,346	27,634
Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	485	472
Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	204	198
Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	30,495	27,709
Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	38,984	36,709
Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	165	164
Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	5,533	5,218
Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	276	269
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	20,365	19,265
Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,788	4,375
Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	3,134	2,871
Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	901	853
Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	20,120	18,912
American Balanced Fund — Page 7 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	USD 32	$30
Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,508	1,463
Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	151	146
Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	23,827	22,414
Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	1,011	957
Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	3,530	3,432
Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	169	164
Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	35,032	31,977
Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]	45	43
Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	18,826	17,136
Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	14,068	12,762
Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	53,040	50,198
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	47,406	41,438
Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	49,448	41,175
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	41,720	36,514
Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	13,625	11,811
Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	119,458	99,268
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	137	114
Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	2,325	2,039
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	86,210	72,373
Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	51,185	42,567
Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	38,637	33,860
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	108,350	98,745
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	201,871	167,698
Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	50,417	46,047
Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	34,131	31,240
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	26,049	22,783
Fannie Mae Pool #CA9308 3.00% 2/1/2051[4]	126,899	114,472
Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	116,733	105,674
Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,357	1,227
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	345,081	286,540
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	4,406	3,658
Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	229,914	190,856
Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	191,864	159,269
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	2,598	2,152
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	184,883	160,636
Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,508	2,489
Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,794	1,614
Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	52,459	47,791
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	4,027	3,661
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	20,733	17,266
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	43,987	39,753
Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	29,371	26,413
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	18,721	16,989
Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	45	42
Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	82,879	72,005
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	81,540	71,044
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	45,273	39,445
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	39,121	34,085
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	31,095	27,092
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	31,062	27,084
Fannie Mae Pool #CB2371 2.50% 12/1/2051[4]	22,802	19,902
Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	14,164	12,341
Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	38,397	34,537
American Balanced Fund — Page 8 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	USD 7,113	$6,711
Fannie Mae Pool #BV3001 3.50% 1/1/2052[4]	2,954	2,748
Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	841	793
Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	83,113	68,917
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	72,353	59,988
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	64,943	54,252
Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	405	350
Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	82,116	74,396
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	11,238	10,246
Fannie Mae Pool #CB3177 3.50% 3/1/2052[4]	53,137	49,444
Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	9,020	8,460
Fannie Mae Pool #BV4158 3.50% 3/1/2052[4]	920	856
Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	449	418
Fannie Mae Pool #CB3417 3.50% 4/1/2052[4]	24,825	23,093
Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	909	846
Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	818	765
Fannie Mae Pool #FS1429 3.50% 4/1/2052[4]	239	222
Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	303	261
Fannie Mae Pool #MA4600 3.50% 5/1/2052[4]	4,955	4,610
Fannie Mae Pool #BT2347 3.50% 5/1/2052[4]	3,667	3,412
Fannie Mae Pool #FS2425 3.50% 5/1/2052[4]	1,077	1,003
Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	86,910	83,229
Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	45,165	43,500
Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	31	31
Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	697	602
Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	805	749
Fannie Mae Pool #FS3539 3.50% 7/1/2052[4]	13,314	12,387
Fannie Mae Pool #BV7903 3.50% 8/1/2052[4]	995	925
Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	886	869
Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	189	196
Fannie Mae Pool #BW8987 4.00% 10/1/2052[4]	1,862	1,783
Fannie Mae Pool #BW7750 4.00% 10/1/2052[4]	1,000	957
Fannie Mae Pool #BX0506 4.00% 10/1/2052[4]	1,000	957
Fannie Mae Pool #MA4783 4.00% 10/1/2052[4]	268	256
Fannie Mae Pool #CB5404 4.00% 1/1/2053[4]	7,000	6,701
Fannie Mae Pool #MA4895 6.50% 1/1/2053[4]	1,441	1,488
Fannie Mae Pool #BX3263 4.00% 2/1/2053[4]	1,689	1,617
Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	886	869
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	40,179	41,915
Fannie Mae Pool #MA4920 6.00% 2/1/2053[4]	— [5]	— [5]
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	436	451
Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	5,523	4,915
Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	5,273	4,751
Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	115,224	107,779
Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	8,434	7,600
Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	25,831	24,281
Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	36,215	34,069
Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	444	400
Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	65,993	59,465
Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	3,459	3,411
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	90,223	84,737
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	54,046	48,404
Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	58,321	51,600
Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	38,181	34,472
American Balanced Fund — Page 9 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	USD 59,235	$58,254
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[4,6]	2,795	2,751
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.539% 5/25/2024[4,6]	375	367
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[4,6]	695	676
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[4,6]	8,661	8,457
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.564% 11/25/2024[4,6]	444	429
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[4]	292	286
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/2026[4,6]	28,935	26,993
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,6]	19,120	18,152
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[4,6]	22,428	21,271
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	304	256
Freddie Mac Pool #ZJ9097 5.00% 2/1/2024[4]	19	19
Freddie Mac Pool #ZS9118 5.00% 3/1/2024[4]	3	3
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	3	3
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	6	6
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	15	15
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	81	83
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	2	2
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	35	36
Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	81	82
Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	47	49
Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	61	63
Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	32	31
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	198	192
Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	10	10
Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	15,956	14,995
Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	7,148	6,714
Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	138	140
Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	41	43
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	75	72
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	7,401	6,944
Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	356	371
Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	20	21
Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	81	84
Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	106	106
Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	2,362	2,380
Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	180	182
Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	150	151
Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	83	83
Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	132	136
Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	375	378
Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	27	27
Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	429	410
Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	28	26
Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	360	344
Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	217	214
Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	184	184
Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,701	1,676
Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	9,469	9,040
Freddie Mac Pool #760014 2.738% 8/1/2045[4,6]	707	686
Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	4,183	4,116
Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	3,573	3,515
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	14,327	13,142
Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,621	2,561
American Balanced Fund — Page 10 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	USD 547	$535
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,710	1,617
Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	312	312
Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	8,387	8,194
Freddie Mac Pool #760015 2.572% 1/1/2047[4,6]	4,902	4,710
Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	2,268	2,266
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	24	23
Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	11,217	10,852
Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	5,542	5,250
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	148	138
Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,797	1,751
Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	17,493	16,051
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	16,840	15,899
Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	5,390	5,096
Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	7,882	7,671
Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	31	30
Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	6,588	6,228
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	3,677	3,575
Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	29,951	28,278
Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	46,095	45,081
Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	9,487	8,935
Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	690	668
Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	34,643	32,545
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	112,584	93,526
Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	103,129	86,448
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	15,287	12,700
Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	53,508	46,495
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	117,898	97,886
Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]	62,452	51,921
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	11,904	9,897
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	222,600	193,394
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	16,548	15,064
Freddie Mac Pool #QC4071 3.00% 7/1/2051[4]	811	735
Freddie Mac Pool #QC5996 3.00% 8/1/2051[4]	2,171	1,963
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	72,946	63,902
Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	18,818	16,427
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	52,416	47,564
Freddie Mac Pool #QC7504 3.00% 9/1/2051[4]	181	163
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	5,064	4,596
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	6,044	5,034
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	471,922	413,189
Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	71,734	62,342
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	27,835	24,287
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	11,135	10,096
Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	496	430
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	9,616	8,956
Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	12
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	230,314	208,888
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	39,393	34,388
Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	640	552
Freddie Mac Pool #QD9278 3.50% 4/1/2052[4]	4,640	4,321
Freddie Mac Pool #SD8214 3.50% 5/1/2052[4]	83,997	78,134
Freddie Mac Pool #RA7326 3.50% 5/1/2052[4]	100	93
Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	39,664	38,119
American Balanced Fund — Page 11 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	USD 34,665	$33,326
Freddie Mac Pool #QE3580 3.50% 6/1/2052[4]	19,749	18,370
Freddie Mac Pool #SD2088 3.50% 6/1/2052[4]	789	734
Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	863	826
Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	986	986
Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	26,084	23,632
Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	15,896	15,287
Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	1,000	958
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	62,949	62,913
Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	1,000	958
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	150	144
Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	418	400
Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	165,342	165,006
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	33,650	33,665
Freddie Mac Pool #SD8282 6.50% 1/1/2053[4]	3,987	4,116
Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	19,500	19,142
Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	1,000	981
Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]	500	490
Freddie Mac Pool #SD8309 6.00% 3/1/2053[4]	622	635
Freddie Mac Pool #SD8313 4.00% 4/1/2053[4]	1,000	957
Freddie Mac, Series T041, Class 3A, 4.369% 7/25/2032[4,6]	788	763
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	794	827
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 8/25/2023[4]	15,498	15,365
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 1/25/2024[4]	42,815	42,051
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]	11,034	10,706
Freddie Mac, Series K045, Class A2, Multi Family 3.023% 1/25/2025[4]	19,903	19,301
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,6]	44,709	43,811
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]	20,456	19,916
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	35,012	33,795
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	28,541	28,034
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	19,449	18,829
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,6]	58,783	57,773
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,390	26,560
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	99,804	86,015
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,6]	15,356	14,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	5,177	4,864
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,6]	20,374	19,334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	34,691	32,648
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,6]	34,313	32,338
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,6]	7,207	6,641
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,954	5,572
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	23,029	22,134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	14,728	13,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	65,414	62,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	37,130	34,868
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	7,424	7,121
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	27,970	26,787
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	24,325	22,782
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	10,375	9,655
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	5,075	4,575
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,190
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	13,697	13,058
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[4]	49,523	43,207
Government National Mortgage Assn. 2.00% 4/1/2053[4,7]	15,646	13,293
American Balanced Fund — Page 12 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 4/1/2053[4,7]	USD 80,658	$70,988
Government National Mortgage Assn. 3.00% 4/1/2053[4,7]	172,900	157,500
Government National Mortgage Assn. 3.50% 4/1/2053[4,7]	19,500	18,282
Government National Mortgage Assn. 4.00% 4/1/2053[4,7]	234,682	225,956
Government National Mortgage Assn. 4.50% 4/1/2053[4,7]	61,137	60,222
Government National Mortgage Assn. 5.00% 4/1/2053[4,7]	65,618	65,705
Government National Mortgage Assn. 5.50% 4/1/2053[4,7]	112,784	114,069
Government National Mortgage Assn. 2.00% 5/1/2053[4,7]	234,055	198,995
Government National Mortgage Assn. 2.50% 5/1/2053[4,7]	37,400	32,830
Government National Mortgage Assn. 3.00% 5/1/2053[4,7]	97,600	88,968
Government National Mortgage Assn. 4.00% 5/1/2053[4,7]	117,400	113,090
Government National Mortgage Assn. 4.50% 5/1/2053[4,7]	88,170	86,871
Government National Mortgage Assn. 5.00% 5/1/2053[4,7]	98,835	98,874
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	1,249	1,323
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	3,320	3,218
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	37	37
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	69	70
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,944	2,979
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	22,113	20,492
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	10,713	10,469
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	1,869	1,826
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	2,195	2,145
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	17,846	17,439
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	19,930	19,476
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	21,474	20,423
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	3,611	3,609
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	458	447
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,289	1,271
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	22,269	21,120
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	960	957
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	383	380
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	529	527
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	4,552	4,522
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	377	374
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	384	383
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	8,427	8,415
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[4]	4,430	4,486
Government National Mortgage Assn. Pool #710085 5.035% 9/20/2061[4]	3	3
Uniform Mortgage-Backed Security 2.50% 5/1/2038[4,7]	113,081	105,073
Uniform Mortgage-Backed Security 3.50% 5/1/2038[4,7]	40,000	38,606
Uniform Mortgage-Backed Security 4.00% 5/1/2038[4,7]	41,500	40,834
Uniform Mortgage-Backed Security 2.00% 4/1/2053[4,7]	63,080	52,155
Uniform Mortgage-Backed Security 4.00% 4/1/2053[4,7]	68,064	65,103
Uniform Mortgage-Backed Security 4.50% 4/1/2053[4,7]	31,130	30,503
Uniform Mortgage-Backed Security 6.00% 4/1/2053[4,7]	34,500	35,216
Uniform Mortgage-Backed Security 6.50% 4/1/2053[4,7]	356,029	367,127
Uniform Mortgage-Backed Security 2.00% 5/1/2053[4,7]	1,293,857	1,070,783
Uniform Mortgage-Backed Security 2.50% 5/1/2053[4,7]	947,447	817,580
Uniform Mortgage-Backed Security 3.00% 5/1/2053[4,7]	923,933	829,946
Uniform Mortgage-Backed Security 3.50% 5/1/2053[4,7]	386,173	359,096
Uniform Mortgage-Backed Security 4.00% 5/1/2053[4,7]	899,166	860,463
Uniform Mortgage-Backed Security 4.50% 5/1/2053[4,7]	2,340,393	2,293,837
Uniform Mortgage-Backed Security 5.00% 5/1/2053[4,7]	551,275	549,790
Uniform Mortgage-Backed Security 5.50% 5/1/2053[4,7]	696,280	703,147
American Balanced Fund — Page 13 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.00% 5/1/2053[4,7]	USD 214,949	$219,273
Uniform Mortgage-Backed Security 6.00% 6/1/2053[4,7]	92,800	94,634
		17,433,209
Commercial mortgage-backed securities 0.53%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[4,6]	19,903	20,311
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 3/15/2032[4,6]	5,000	5,201
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,221
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	376
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	744
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	501	464
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,6]	9,618	9,206
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	4,013	3,565
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	15,115
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/2064[4,6]	842	741
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 5.659% 8/15/2036[4,6,8]	11,890	11,777
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,469
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,460
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	17,048	14,136
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,6]	3,073	2,952
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.751% 11/15/2055[4,6]	54,265	57,057
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	6,984
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.597% 5/15/2039[4,6,8]	8,311	8,083
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.146% 5/15/2039[4,6,8]	5,710	5,543
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.725% 4/15/2037[4,6,8]	23,495	22,632
BX Commercial Mortgage Trust 2019-XL, Class A, (1-month USD-LIBOR + 0.92%) 5.862% 10/15/2036[4,6,8]	2,107	2,085
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.273% 9/15/2034[4,6,8]	43,539	42,071
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.384% 9/15/2036[4,6,8]	43,661	42,041
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.634% 9/15/2036[4,6,8]	1,123	1,067
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.584% 10/15/2036[4,6,8]	73,046	70,206
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.981% 10/15/2036[4,6,8]	23,226	21,882
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.318% 4/15/2037[4,6,8]	27,993	27,403
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.666% 4/15/2037[4,6,8]	3,972	3,731
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.354% 6/15/2038[4,6,8]	53,727	51,713
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.534% 11/15/2038[4,6,8]	45,534	43,837
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[4,6,8]	1,977	1,970
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.015% 3/15/2035[4,6,8]	11,185	10,870
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	11,905
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[4]	1,135	1,108
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,275
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	738
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[4]	1,279	1,246
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	15,135	14,632
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	2,818	2,736
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,6]	1,000	890
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	509
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.764% 7/15/2038[4,6,8]	18,390	17,853
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.064% 7/15/2038[4,6,8]	14,053	13,637
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.384% 7/15/2038[4,6,8]	10,694	10,377
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.934% 7/15/2038[4,6,8]	4,707	4,495
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,8]	27,847	21,796
American Balanced Fund — Page 14 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[4,6,8]	USD 2,434	$2,383
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	2,936	2,837
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.558% 8/15/2024[4,6,8]	5,925	5,870
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.251% 8/15/2024[4,6,8]	2,196	2,174
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.434% 8/15/2024[4,6,8]	5,081	4,957
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 7.884% 8/15/2024[4,6,8]	2,272	2,241
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	1,568	1,449
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	405	380
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	16,475
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.283% 8/15/2039[4,6]	4,325	4,300
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[4]	12,784	12,521
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,370
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	930	863
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,8]	39,275	34,183
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,8]	13,012	10,946
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[4,6,8]	11,149	8,815
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[4,8]	12,316	10,278
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,6]	8,015	7,565
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.084% 10/15/2038[4,6,8]	5,303	5,105
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,8]	72,851	62,807
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.485% 4/15/2026[4,6,8]	16,128	15,618
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[4]	8,016	7,784
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	2,001	1,946
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[4]	1,164	1,131
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	1,600	1,526
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	916
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,337
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,8]	21,946	17,544
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.415% 11/15/2038[4,6,8]	25,963	24,906
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.827% 1/15/2039[4,6,8]	54,009	52,012
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[4]	9,337	8,962
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	421
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,484
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,524
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	747
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[4,6,8]	65,442	64,972
		1,043,459
Collateralized mortgage-backed obligations (privately originated) 0.31%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,6,8]	6,074	4,946
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,8]	627	577
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,8,9]	17,592	16,211
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 6.445% 7/25/2029[4,6,8]	949	949
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,6,8]	9,187	8,217
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,6,8]	3,565	3,235
American Balanced Fund — Page 15 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,6,8]	USD 4,556	$4,314
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,8]	12,000	10,623
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,8,9]	24,793	22,275
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[4,6,8]	1,396	1,362
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[4,6,8]	3,439	3,241
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[4,6,8]	6,481	5,993
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,6,8]	5,477	5,314
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.305% 12/25/2033[4,6]	256	232
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,6,8]	29,462	27,739
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,6,8]	837	763
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,6,8]	15,215	12,867
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.31% 10/25/2041[4,6,8]	617	614
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[4,6,8]	17,573	17,624
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.86% 1/25/2043[4,6,8]	4,125	4,123
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,8]	17,486	15,740
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	79	79
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	206	214
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	727	705
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,8]	13,774	14,854
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,8]	59,666	61,563
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[4,8]	1,913	1,985
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,8]	2,154	2,134
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[4,6,8]	18,036	14,682
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[4,6,8]	16,849	13,716
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,6,8]	17,494	14,241
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[4,6,8]	25,089	20,455
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,6,8]	19,349	15,751
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.145% 10/25/2027[4,6]	2,860	2,885
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.86% 2/25/2042[4,6,8]	8,648	8,565
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.56% 4/25/2042[4,6,8]	7,999	8,002
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.71% 9/25/2042[4,6,8]	4,858	4,882
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,6,8]	35,974	30,553
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,8]	15,780	14,039
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[4,6,8]	3,819	3,109
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,8,9]	10,727	10,625
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[4,6,8]	13,134	13,128
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[4,6,8]	6,533	6,127
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[4,8,9]	12,800	11,696
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.695% 11/25/2055[4,6,8]	32,320	31,815
Mill City Mortgage Trust, Series 15-1, Class M2, 3.714% 6/25/2056[4,6,8]	2,698	2,673
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,6,8]	5,565	5,319
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,6,8]	698	669
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[4,6,8]	21,995	17,905
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,6,8]	38,281	31,948
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,8]	7,744	7,155
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,6,8]	2,708	2,660
American Balanced Fund — Page 16 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,6,8]	USD 7,292	$7,110
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/2055[4,6,8]	27	27
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,6,8]	8,460	7,967
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,6,8]	9,394	8,940
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,6,8]	2,629	2,520
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,8]	584	523
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,8]	20,363	19,382
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,8]	2,170	1,955
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,8,9]	11,172	11,091
		600,608
Total mortgage-backed obligations		19,077,276
U.S. Treasury bonds & notes 8.06% U.S. Treasury 5.53%
U.S. Treasury 1.375% 6/30/2023	36,605	36,317
U.S. Treasury 0.125% 8/31/2023	5,357	5,258
U.S. Treasury 2.625% 12/31/2023	3,810	3,754
U.S. Treasury 2.25% 1/31/2024	46,289	45,352
U.S. Treasury 2.50% 1/31/2024	56,248	55,235
U.S. Treasury 0.25% 3/15/2024	69,228	66,418
U.S. Treasury 3.00% 6/30/2024	72,001	70,733
U.S. Treasury 3.25% 8/31/2024	117,633	115,869
U.S. Treasury 0.375% 9/15/2024	112,080	105,933
U.S. Treasury 2.25% 11/15/2024	74,340	72,025
U.S. Treasury 4.25% 12/31/2024	49,100	49,152
U.S. Treasury 2.00% 2/15/2025	29,740	28,603
U.S. Treasury 2.125% 5/15/2025	24,780	23,831
U.S. Treasury 3.00% 7/15/2025	9,772	9,566
U.S. Treasury 3.125% 8/15/2025	26,200	25,717
U.S. Treasury 2.75% 8/31/2025	106,467	103,584
U.S. Treasury 3.00% 10/31/2025	178,410	174,544
U.S. Treasury 4.50% 11/15/2025	185,000	187,783
U.S. Treasury 0.375% 11/30/2025	20,000	18,251
U.S. Treasury 2.875% 11/30/2025	94,981	92,619
U.S. Treasury 3.875% 1/15/2026	5,143	5,146
U.S. Treasury 4.00% 2/15/2026	96,503	96,910
U.S. Treasury 2.25% 3/31/2026	52,663	50,398
U.S. Treasury 0.75% 8/31/2026	37	33
U.S. Treasury 0.875% 9/30/2026	2,380	2,157
U.S. Treasury 1.125% 10/31/2026	79,610	72,646
U.S. Treasury 2.00% 11/15/2026	47,200	44,402
U.S. Treasury 6.50% 11/15/2026	39,650	43,342
U.S. Treasury 2.25% 2/15/2027	11,150	10,568
U.S. Treasury 1.125% 2/28/2027	930	845
U.S. Treasury 2.375% 5/15/2027	4,310	4,095
U.S. Treasury 3.25% 6/30/2027	242,903	238,807
U.S. Treasury 2.75% 7/31/2027	47,800	46,044
U.S. Treasury 6.375% 8/15/2027	35,690	39,556
U.S. Treasury 0.625% 12/31/2027	84,540	73,554
U.S. Treasury 3.875% 12/31/2027	36,700	37,095
U.S. Treasury 2.75% 2/15/2028	10,125	9,728
U.S. Treasury 4.00% 2/29/2028	1,784,127	1,816,316
U.S. Treasury 2.875% 5/15/2028	46,997	45,353
American Balanced Fund — Page 17 of 51

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 6/30/2028	USD 157,130	$139,487
U.S. Treasury 1.00% 7/31/2028	58,400	51,060
U.S. Treasury 1.375% 10/31/2028	60,100	53,329
U.S. Treasury 3.125% 11/15/2028	41,549	40,508
U.S. Treasury 1.50% 11/30/2028	46,700	41,665
U.S. Treasury 5.25% 2/15/2029	35,690	38,729
U.S. Treasury 3.25% 6/30/2029	58,480	57,336
U.S. Treasury 1.625% 8/15/2029	24,780	22,113
U.S. Treasury 3.50% 1/31/2030	67,000	66,733
U.S. Treasury 4.00% 2/28/2030	236,283	242,548
U.S. Treasury 0.625% 5/15/2030	22,310	18,268
U.S. Treasury 0.625% 8/15/2030	114,675	93,471
U.S. Treasury 1.25% 8/15/2031	38,263	32,106
U.S. Treasury 2.875% 5/15/2032	304,216	289,508
U.S. Treasury 2.75% 8/15/2032	3,500	3,294
U.S. Treasury 4.125% 11/15/2032	38,079	40,023
U.S. Treasury 3.50% 2/15/2033	1,116,881	1,118,626
U.S. Treasury 4.25% 5/15/2039	89,230	96,379
U.S. Treasury 1.125% 5/15/2040[10]	39,649	26,423
U.S. Treasury 2.25% 5/15/2041	140,792	111,936
U.S. Treasury 2.00% 11/15/2041	6,986	5,276
U.S. Treasury 2.375% 2/15/2042	29,288	23,558
U.S. Treasury 3.25% 5/15/2042[10]	677,197	625,066
U.S. Treasury 2.75% 8/15/2042	32,660	27,806
U.S. Treasury 3.375% 8/15/2042[10]	119,000	111,763
U.S. Treasury 4.00% 11/15/2042	110,169	113,178
U.S. Treasury 3.125% 2/15/2043	47,605	42,835
U.S. Treasury 3.875% 2/15/2043[10]	306,048	308,755
U.S. Treasury 2.875% 5/15/2043	36,090	31,203
U.S. Treasury 3.625% 2/15/2044	24,780	23,981
U.S. Treasury 3.125% 8/15/2044	39,447	35,221
U.S. Treasury 2.50% 2/15/2045	51,860	41,406
U.S. Treasury 3.00% 5/15/2045	24,780	21,615
U.S. Treasury 3.00% 11/15/2045	23,145	20,150
U.S. Treasury 3.00% 5/15/2047	55,603	48,460
U.S. Treasury 2.75% 8/15/2047	92,746	77,216
U.S. Treasury 3.00% 2/15/2048	3,743	3,269
U.S. Treasury 2.00% 2/15/2050	65,583	46,516
U.S. Treasury 2.375% 5/15/2051	15,388	11,822
U.S. Treasury 2.00% 8/15/2051	5,107	3,594
U.S. Treasury 1.875% 11/15/2051	25,500	17,374
U.S. Treasury 2.25% 2/15/2052[10]	228,340	170,392
U.S. Treasury 3.00% 8/15/2052[10]	2,455,791	2,157,794
U.S. Treasury 4.00% 11/15/2052	244,533	259,545
U.S. Treasury 3.625% 2/15/2053	120,000	119,138
		10,858,014
U.S. Treasury inflation-protected securities 2.53%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[11]	376,047	376,583
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[11]	38,840	38,568
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	166,847	164,434
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	63,281	62,117
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[11]	54,313	53,124
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	117,944	115,266
American Balanced Fund — Page 18 of 51

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[11]	USD 78,638	$79,724
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]	74,455	72,252
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	562,864	551,293
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[11]	642,881	623,783
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[11]	734,688	705,860
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	649,336	624,283
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[11]	290,403	280,261
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]	161,902	154,359
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[11]	65,628	66,968
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[11]	35,549	36,420
U.S. Treasury Inflation-Protected Security 0.75% 7/15/2028[11]	165,464	162,478
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[11]	136,102	133,849
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]	6,130	5,718
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[11]	200,691	185,646
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[11]	25,027	21,133
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[11]	48,343	46,852
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[11]	21,225	18,981
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[11]	2,727	1,979
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10,11]	231,432	160,303
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[10,11]	229,219	231,780
		4,974,014
Total U.S. Treasury bonds & notes		15,832,028
Corporate bonds, notes & loans 7.05% Financials 2.88%
AerCap Ireland Capital DAC 1.65% 10/29/2024	65,961	61,746
AerCap Ireland Capital DAC 6.50% 7/15/2025	7,190	7,248
AerCap Ireland Capital DAC 1.75% 1/30/2026	10,369	9,294
AerCap Ireland Capital DAC 2.45% 10/29/2026	48,625	43,702
AerCap Ireland Capital DAC 3.00% 10/29/2028	52,537	45,904
AerCap Ireland Capital DAC 3.30% 1/30/2032	33,735	27,973
AerCap Ireland Capital DAC 3.40% 10/29/2033	12,046	9,797
AerCap Ireland Capital DAC 3.85% 10/29/2041	12,863	9,870
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023	23,000	22,306
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,9]	41,000	42,092
Ally Financial, Inc. 8.00% 11/1/2031	6,500	6,818
American Express Co. 2.25% 3/4/2025	20,000	19,063
American Express Co. 2.55% 3/4/2027	13,925	12,868
American Express Co. 5.85% 11/5/2027	3,900	4,095
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[9]	15,687	15,008
American International Group, Inc. 2.50% 6/30/2025	7,432	7,035
American International Group, Inc. 5.125% 3/27/2033	5,987	5,955
American International Group, Inc. 4.375% 6/30/2050	3,180	2,721
Arthur J. Gallagher & Co. 3.50% 5/20/2051	5,791	4,176
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[8]	14,134	14,827
Banco Santander, SA 2.746% 5/28/2025	5,000	4,719
Banco Santander, SA 5.147% 8/18/2025	13,000	12,773
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[9]	20,600	18,003
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	15,845	13,463
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[9]	10,000	9,706
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,713	2,439
American Balanced Fund — Page 19 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]	USD 79,694	$79,506
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]	22,000	21,298
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	86,250	85,829
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[9]	49,676	51,975
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	38,490	35,792
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]	69,705	60,081
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	4,535	3,640
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]	16,073	12,965
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[9]	19,105	16,101
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[9]	22,000	20,958
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[9]	50,738	50,219
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[8,9]	5,000	4,975
Bank of Montreal 5.203% 2/1/2028	5,000	5,044
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[9]	8,829	9,206
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]	21,000	20,823
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]	26,526	26,279
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[8]	7,000	7,147
BNP Paribas SA 4.375% 9/28/2025[8]	5,700	5,448
BNP Paribas SA 4.375% 5/12/2026[8]	6,350	6,030
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[8,9]	28,502	25,222
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[8,9]	4,599	4,051
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,9]	83,056	74,674
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[8,9]	5,000	4,256
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,9]	24,859	20,741
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,9]	26,000	21,673
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,9]	11,675	11,757
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[9]	34,875	33,689
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]	22,000	21,225
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[9]	21,500	20,676
Charles Schwab Corp. 3.45% 2/13/2026	1,616	1,532
Charles Schwab Corp. 2.45% 3/3/2027	13,948	12,516
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	8,442
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]	16,783	15,815
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[9]	3,456	3,306
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]	48,294	48,687
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[9]	61,105	56,870
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[9]	766	757
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[9]	30,000	28,629
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	5,370	4,706
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]	2,415	1,968
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]	2,686	2,638
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[9]	32,291	34,950
CME Group, Inc. 3.75% 6/15/2028	2,230	2,186
Corebridge Financial, Inc. 3.50% 4/4/2025[8]	19,009	18,275
Corebridge Financial, Inc. 3.65% 4/5/2027[8]	43,861	41,147
Corebridge Financial, Inc. 3.85% 4/5/2029[8]	29,794	27,232
Corebridge Financial, Inc. 3.90% 4/5/2032[8]	16,820	14,579
Corebridge Financial, Inc. 4.35% 4/5/2042[8]	1,622	1,337
Corebridge Financial, Inc. 4.40% 4/5/2052[8]	2,907	2,280
Crédit Agricole SA 4.375% 3/17/2025[8]	5,460	5,249
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,9]	17,106	15,718
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,9]	13,656	12,208
Credit Suisse Group AG 3.80% 6/9/2023	26,053	25,564
American Balanced Fund — Page 20 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 4.207% 6/12/2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[8,9]	USD 23,000	$22,339
Credit Suisse Group AG 3.625% 9/9/2024	7,250	6,908
Credit Suisse Group AG 7.95% 1/9/2025	41,500	42,237
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[8,9]	12,081	11,220
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,9]	42,692	38,111
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,9]	53,787	45,552
Credit Suisse Group AG 7.50% 2/15/2028	20,000	21,250
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,9]	23,405	23,272
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9]	11,299	10,088
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]	74,661	66,471
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,9]	47,981	38,695
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[8,9]	6,734	6,936
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,9]	40,006	47,503
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[8,9]	20,000	19,530
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[8,9]	7,000	7,011
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[8,9]	45,000	39,626
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,9]	14,225	13,442
Deutsche Bank AG 0.898% 5/28/2024	19,230	18,062
Deutsche Bank AG 3.70% 5/30/2024	64,945	61,821
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[9]	45,250	44,010
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[9]	16,750	15,859
Deutsche Bank AG 4.10% 1/13/2026	26,686	24,199
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	74,019	63,850
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	57,316	48,635
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]	104,908	89,147
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	42,497	42,234
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	28,540	23,428
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[9]	350	270
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[9]	14,325	13,297
Discover Financial Services 6.70% 11/29/2032	5,375	5,547
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,9]	41,250	41,653
Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,590	1,814
Fiserv, Inc. 3.50% 7/1/2029	2,440	2,266
Five Corners Funding Trust III 5.791% 2/15/2033[8]	7,000	7,191
Five Corners Funding Trust IV 5.997% 2/15/2053[8]	7,936	8,183
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[9]	15,000	13,436
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	44,600	39,272
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]	121,291	108,478
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	44,541	40,670
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]	60,638	57,425
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[9]	52,100	50,999
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	10,188	8,146
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[9]	7,980	6,599
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111,558	95,888
Groupe BPCE SA 5.70% 10/22/2023[8]	13,830	13,727
Groupe BPCE SA 4.625% 7/11/2024[8]	33,950	33,140
Groupe BPCE SA 5.15% 7/21/2024[8]	39,440	38,703
Groupe BPCE SA 1.625% 1/14/2025[8]	24,000	22,475
Groupe BPCE SA 1.00% 1/20/2026[8]	25,000	22,298
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	12,975	11,669
American Balanced Fund — Page 21 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,9]	USD 32,500	$32,447
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[8,9]	661	515
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,9]	1,750	1,727
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	2,350	2,225
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[9]	3,250	2,868
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[9]	2,247	2,180
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[9]	8,000	8,232
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	5,940	5,365
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]	400	327
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]	2,200	1,786
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[9]	36,300	37,981
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	4,410	3,567
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	51,437	39,799
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	2,865	2,077
Huarong Finance 2019 Co., Ltd. 3.375% 2/24/2030	10,938	7,452
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	44,000	40,628
Intesa Sanpaolo SpA 5.017% 6/26/2024[8]	78,202	75,161
Intesa Sanpaolo SpA 3.25% 9/23/2024[8]	5,540	5,324
Intesa Sanpaolo SpA 7.00% 11/21/2025[8]	2,550	2,596
Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	70,094	63,480
Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	43,573	38,813
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,9]	24,225	25,706
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[9]	61,442	57,663
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[9]	8,920	8,986
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	15,000	14,736
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[9]	6,230	5,565
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	14,417	12,880
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[9]	85,000	75,038
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]	45,000	41,751
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]	53,000	51,762
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	43,348	43,307
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[9]	42,000	39,334
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[9]	54,174	47,045
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	2,100	1,796
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	24,025	19,343
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[9]	1,196	1,159
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[9]	23,294	23,174
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[9]	15,988	14,081
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,9]	7,675	7,729
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[9]	5,000	4,863
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]	22,400	21,020
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[9]	3,100	2,727
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]	37,368	34,752
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[9]	7,500	7,568
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[9]	21,560	20,665
American Balanced Fund — Page 22 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	USD 2,500	$2,465
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	3,750	3,720
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	7,010	5,922
Mastercard, Inc. 4.875% 3/9/2028	15,808	16,315
Mastercard, Inc. 2.00% 11/18/2031	14,273	12,058
Mastercard, Inc. 4.85% 3/9/2033	32,000	33,249
Metropolitan Life Global Funding I 5.05% 1/6/2028[8]	7,000	7,092
Metropolitan Life Global Funding I 2.95% 4/9/2030[8]	10,000	8,824
Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	7,668	7,737
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[9]	46,000	42,869
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]	65,500	58,015
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[9]	34,600	30,435
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]	24,000	21,571
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]	23,000	22,042
Mitsubishi UFJ Financial Group, Inc. 3.195% 7/18/2029	960	858
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]	34,000	30,049
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[9]	20,740	21,065
Moody’s Corp. 4.25% 8/8/2032	5,465	5,267
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]	9,785	9,665
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[9]	15,025	14,995
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[9]	10,000	8,969
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]	83,064	73,887
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[9]	7,574	6,925
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[9]	22,000	21,375
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[9]	56,095	59,035
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	63,491	64,045
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	2,608	2,248
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	26,788	21,047
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[9]	217	171
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[9]	51,540	41,391
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[9]	2,126	1,743
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[9]	277	235
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[9]	7,650	8,362
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[9]	8,669	8,180
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[9]	1,854	1,434
MSCI, Inc. 3.25% 8/15/2033[8]	26,400	21,644
National Australia Bank, Ltd. 1.887% 1/12/2027[8]	11,897	10,780
National Australia Bank, Ltd. 6.429% 1/12/2033[8]	12,000	12,373
National Securities Clearing Corp. 5.10% 11/21/2027[8]	6,000	6,037
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[9]	5,000	5,172
New York Life Global Funding 2.35% 7/14/2026[8]	2,970	2,758
New York Life Global Funding 4.55% 1/28/2033[8]	5,893	5,838
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[9]	5,000	5,042
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[9]	24,882	26,204
Power Financial Corp., Ltd. 5.25% 8/10/2028	3,067	3,008
Power Financial Corp., Ltd. 6.15% 12/6/2028	2,760	2,829
American Balanced Fund — Page 23 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Power Financial Corp., Ltd. 4.50% 6/18/2029	USD 3,334	$3,128
Power Financial Corp., Ltd. 3.95% 4/23/2030	7,295	6,429
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,653
Prudential Financial, Inc. 3.70% 3/13/2051	945	717
Royal Bank of Canada 1.15% 6/10/2025	4,420	4,069
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,003
Santander Holdings USA, Inc. 3.50% 6/7/2024	41,605	40,401
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]	13,975	12,099
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]	34,400	34,399
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[9]	990	1,033
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]	14,240	13,416
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]	18,277	18,192
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027	8,800	7,888
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	8,770
Synchrony Bank 5.40% 8/22/2025	21,000	19,715
Synchrony Bank 5.625% 8/23/2027	21,000	19,300
Synchrony Financial 4.375% 3/19/2024[2]	11,550	11,106
Synchrony Financial 4.25% 8/15/2024[2]	12,369	11,699
Toronto-Dominion Bank 2.65% 6/12/2024	7,113	6,917
Toronto-Dominion Bank 1.25% 9/10/2026	19,849	17,564
Toronto-Dominion Bank 1.95% 1/12/2027	10,000	8,958
Toronto-Dominion Bank 5.156% 1/10/2028	4,872	4,926
Toronto-Dominion Bank 2.45% 1/12/2032	7,500	6,224
Travelers Companies, Inc. 4.00% 5/30/2047	3,380	2,908
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]	21,000	20,495
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2034)[9]	22,775	22,230
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]	21,000	20,481
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]	25,094	24,364
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[8,9]	5,000	4,881
UBS Group AG 4.125% 9/24/2025[8]	4,030	3,857
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[8,9]	5,000	4,959
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,9]	6,350	5,582
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,9]	39,750	34,271
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[8,9]	22,350	21,461
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,9]	10,200	8,711
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,9]	6,242	4,850
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,9]	7,600	6,095
UBS Group AG 4.988% 8/5/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 8/5/2032)[8,9]	4,200	4,010
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[8,9]	800	822
UniCredit SpA 4.625% 4/12/2027[8]	5,540	5,240
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,9]	29,627	26,155
Unum Group 3.875% 11/5/2025	5,045	4,900
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	2,904
Visa, Inc. 3.15% 12/14/2025	6,000	5,833
Visa, Inc. 2.05% 4/15/2030	7,390	6,449
American Balanced Fund — Page 24 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[9]	USD 45,118	$42,903
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	12,889	12,520
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	140,183	132,385
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	46,221	45,679
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[9]	17,595	15,302
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[9]	2,302	2,248
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[9]	1,650	1,556
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	3,750	3,519
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[9]	3,750	3,361
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	28,300	22,064
Westpac Banking Corp. 2.963% 11/16/2040	9,686	6,516
		5,646,316
Consumer discretionary 0.75%
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	3,889	3,340
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	15,378	10,343
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,243	7,369
Amazon.com, Inc. 1.20% 6/3/2027	6,250	5,551
Amazon.com, Inc. 4.55% 12/1/2027	5,000	5,078
Amazon.com, Inc. 2.70% 6/3/2060	2,770	1,821
American Honda Finance Corp. 3.50% 2/15/2028	2,500	2,397
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[8]	24,000	23,294
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[8]	14,750	13,967
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[8]	12,792	12,820
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]	8,050	7,808
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]	9,360	9,402
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]	22,985	20,712
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]	15,255	14,429
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	2,169	2,179
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	10,881	9,392
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[8]	18,675	15,439
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[8]	16,430	16,202
General Motors Company 6.125% 10/1/2025	32,572	33,207
General Motors Company 6.80% 10/1/2027	24,419	25,839
General Motors Company 5.40% 10/15/2029	20,194	20,032
General Motors Company 5.60% 10/15/2032	19,983	19,586
General Motors Financial Co. 3.70% 5/9/2023	11,361	11,344
General Motors Financial Co. 3.80% 4/7/2025	32,650	31,764
General Motors Financial Co. 2.75% 6/20/2025	36,850	34,909
General Motors Financial Co. 1.25% 1/8/2026	8,000	7,207
General Motors Financial Co. 1.50% 6/10/2026	65,758	58,561
General Motors Financial Co. 4.00% 10/6/2026	4,991	4,779
General Motors Financial Co. 2.35% 2/26/2027	56,507	50,615
General Motors Financial Co. 2.70% 8/20/2027	55,425	49,641
General Motors Financial Co. 2.40% 4/10/2028	22,789	19,914
General Motors Financial Co. 2.40% 10/15/2028	48,645	41,648
General Motors Financial Co. 4.30% 4/6/2029	18,400	17,119
General Motors Financial Co. 3.60% 6/21/2030	5,785	5,073
General Motors Financial Co. 2.35% 1/8/2031	41,256	32,606
General Motors Financial Co. 2.70% 6/10/2031	36,632	29,375
General Motors Financial Co. 6.40% 1/9/2033	29,499	30,446
American Balanced Fund — Page 25 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 1.50% 9/15/2028	USD 15,000	$13,085
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,209
Home Depot, Inc. 1.875% 9/15/2031	10,000	8,280
Hyundai Capital America 5.75% 4/6/2023[8]	9,000	9,000
Hyundai Capital America 1.25% 9/18/2023[8]	13,111	12,841
Hyundai Capital America 0.875% 6/14/2024[8]	21,810	20,657
Hyundai Capital America 3.40% 6/20/2024[8]	36,500	35,706
Hyundai Capital America 1.00% 9/17/2024[8]	83,751	78,547
Hyundai Capital America 2.65% 2/10/2025[8]	51,765	49,396
Hyundai Capital America 5.875% 4/7/2025[8]	9,000	9,114
Hyundai Capital America 1.80% 10/15/2025[8]	3,275	3,006
Hyundai Capital America 1.30% 1/8/2026[8]	23,790	21,375
Hyundai Capital America 1.50% 6/15/2026[8]	28,381	25,241
Hyundai Capital America 1.65% 9/17/2026[8]	64,501	57,133
Hyundai Capital America 3.00% 2/10/2027[8]	35,725	32,797
Hyundai Capital America 2.375% 10/15/2027[8]	21,667	19,167
Hyundai Capital America 1.80% 1/10/2028[8]	21,000	17,822
Hyundai Capital America 2.00% 6/15/2028[8]	20,408	17,277
Hyundai Capital America 2.10% 9/15/2028[8]	23,081	19,525
Hyundai Capital America 5.80% 4/1/2030[8]	19,696	19,875
Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]	6,975	6,545
Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	9,245	8,306
KIA Corp. 2.375% 2/14/2025[8]	13,200	12,541
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,736
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,505
McDonald’s Corp. 4.60% 9/9/2032	1,275	1,291
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	8,625	8,733
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[8]	11,362	11,643
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[8]	20,269	18,957
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[8]	18,587	15,100
Nissan Motor Co., Ltd. 3.043% 9/15/2023[8]	800	788
Nissan Motor Co., Ltd. 2.00% 3/9/2026[8]	10,993	9,749
Sands China, Ltd. 2.80% 3/8/2027[9]	8,630	7,411
Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	37,275	33,001
Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	10,000	10,238
Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	27,970	22,613
Stellantis Finance US, Inc. 6.375% 9/12/2032[8]	24,844	26,076
The Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,000	3,574
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	10,749
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	6,838
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[8]	10,113	9,776
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	10,544	10,193
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	9,250	9,179
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	20,301	18,479
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[8]	21,650	18,681
		1,469,963
Utilities 0.68%
AEP Transmission Co., LLC 3.65% 4/1/2050	2,925	2,325
American Electric Power Company, Inc. 1.00% 11/1/2025	2,200	1,999
Baltimore Gas & Electric 4.55% 6/1/2052	4,325	3,949
Comisión Federal de Electricidad 4.688% 5/15/2029[8]	40,160	36,058
Consumers Energy Co. 3.10% 8/15/2050	7,500	5,419
Duke Energy Carolinas, LLC 3.95% 11/15/2028	5,340	5,242
American Balanced Fund — Page 26 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, LLC 4.95% 1/15/2033	USD 16,003	$16,456
Duke Energy Corp. 0.90% 9/15/2025	4,575	4,167
Duke Energy Corp. 4.50% 8/15/2032	29,400	28,451
Duke Energy Corp. 3.50% 6/15/2051	7,500	5,492
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,760
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	645
Duke Energy Progress, LLC 2.90% 8/15/2051	474	324
Edison International 3.55% 11/15/2024	38,511	37,440
Edison International 4.95% 4/15/2025	750	745
Edison International 5.75% 6/15/2027	14,328	14,646
Edison International 4.125% 3/15/2028	21,895	20,812
Edison International 6.95% 11/15/2029	3,650	3,951
Electricité de France SA 4.75% 10/13/2035[8]	3,150	2,875
Electricité de France SA 4.875% 9/21/2038[8]	6,325	5,668
Electricité de France SA 5.60% 1/27/2040	1,325	1,258
Emera US Finance, LP 0.833% 6/15/2024	4,800	4,524
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,226
Emera US Finance, LP 2.639% 6/15/2031	6,400	5,146
Enersis Américas SA 4.00% 10/25/2026	4,330	4,155
Entergy Corp. 3.75% 6/15/2050	4,387	3,332
Eversource Energy 2.70% 6/1/2026	4,085	3,838
FirstEnergy Corp. 3.50% 4/1/2028[8]	4,363	4,101
FirstEnergy Corp. 4.10% 5/15/2028[8]	3,900	3,772
FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	21,285	19,229
Florida Power & Light Company 5.05% 4/1/2028	23,875	24,688
Florida Power & Light Company 5.10% 4/1/2033	16,200	16,803
Florida Power & Light Company 5.30% 4/1/2053	10,000	10,650
Georgia Power Co. 3.70% 1/30/2050	1,000	779
Jersey Central Power & Light Co. 4.30% 1/15/2026[8]	1,458	1,432
Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	3,000	2,512
Monongahela Power Co. 3.55% 5/15/2027[8]	6,225	5,914
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,150	4,224
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	10,649	9,636
Northeast Utilities 3.15% 1/15/2025	4,580	4,435
Northern States Power Co. 3.60% 5/15/2046	6,750	5,384
Pacific Gas and Electric Co. 3.85% 11/15/2023	6,838	6,740
Pacific Gas and Electric Co. 3.40% 8/15/2024	4,125	4,010
Pacific Gas and Electric Co. 3.50% 6/15/2025	846	807
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	143,946
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	38,194
Pacific Gas and Electric Co. 3.30% 3/15/2027	5,041	4,614
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,117
Pacific Gas and Electric Co. 3.30% 12/1/2027	74,306	66,982
Pacific Gas and Electric Co. 3.00% 6/15/2028	21,447	19,058
Pacific Gas and Electric Co. 3.75% 7/1/2028	36,497	33,625
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,305	9,706
Pacific Gas and Electric Co. 4.55% 7/1/2030	128,392	120,383
Pacific Gas and Electric Co. 2.50% 2/1/2031	80,593	65,360
Pacific Gas and Electric Co. 3.25% 6/1/2031	15,858	13,454
Pacific Gas and Electric Co. 6.15% 1/15/2033	11,928	12,257
Pacific Gas and Electric Co. 3.30% 8/1/2040	13,756	9,779
Pacific Gas and Electric Co. 3.75% 8/15/2042	37,848	26,934
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,312	10,129
Pennsylvania Electric Co. 3.25% 3/15/2028[8]	3,000	2,788
American Balanced Fund — Page 27 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 3.05% 11/15/2024	USD 3,360	$3,283
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,986
Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,590
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,365	3,194
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,120
San Diego Gas & Electric Co. 1.70% 10/1/2030	9,175	7,493
Southern California Edison Co. 0.975% 8/1/2024	659	624
Southern California Edison Co. 4.70% 6/1/2027	5,625	5,642
Southern California Edison Co. 5.85% 11/1/2027	7,197	7,589
Southern California Edison Co. 5.30% 3/1/2028	31,759	32,579
Southern California Edison Co. 4.20% 3/1/2029	34,158	33,063
Southern California Edison Co. 2.85% 8/1/2029	9,970	8,924
Southern California Edison Co. 2.25% 6/1/2030	1,500	1,275
Southern California Edison Co. 2.75% 2/1/2032	29,525	25,370
Southern California Edison Co. 6.00% 1/15/2034	1,726	1,862
Southern California Edison Co. 5.75% 4/1/2035	10,554	11,118
Southern California Edison Co. 5.35% 7/15/2035	26,304	26,673
Southern California Edison Co. 5.625% 2/1/2036	22,665	23,386
Southern California Edison Co. 5.55% 1/15/2037	11,694	11,985
Southern California Edison Co. 5.95% 2/1/2038	11,219	11,978
Southern California Edison Co. 4.50% 9/1/2040	48,859	43,465
Southern California Edison Co. 4.00% 4/1/2047	29,532	24,320
Southern California Edison Co. 4.125% 3/1/2048	15,726	13,042
Southern California Edison Co. 3.65% 2/1/2050	15,545	12,000
Southern California Edison Co. 2.95% 2/1/2051	957	646
Southern California Edison Co. 3.45% 2/1/2052	3,852	2,828
Southern California Edison Co., Series C, 3.60% 2/1/2045	11,900	9,033
Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	11,880
Southwestern Electric Power Co. 3.25% 11/1/2051	390	272
Virginia Electric and Power Co. 2.875% 7/15/2029	1,651	1,498
Virginia Electric and Power Co. 2.40% 3/30/2032	5,700	4,748
Virginia Electric and Power Co. 2.45% 12/15/2050	4,500	2,778
WEC Energy Group, Inc. 4.75% 1/15/2028	5,000	4,998
WEC Energy Group, Inc. 2.20% 12/15/2028	7,925	6,909
Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,442
Xcel Energy, Inc. 1.75% 3/15/2027	24,100	21,594
Xcel Energy, Inc. 2.35% 11/15/2031	19,400	15,908
		1,337,440
Industrials 0.65%
Air Lease Corp. 0.80% 8/18/2024	38,325	35,765
Air Lease Corp. 2.875% 1/15/2026	37,797	35,268
Air Lease Corp. 2.20% 1/15/2027	28,758	25,507
Air Lease Corp. 5.30% 2/1/2028	31,000	30,620
Air Lease Corp. 2.10% 9/1/2028	27,525	22,963
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[8]	43,930	42,771
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[8]	38,712	34,446
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[8]	22,800	21,462
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[8]	10,390	9,760
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[8]	26,760	23,774
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[8]	7,587	6,427
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[8]	19,820	16,560
Boeing Company 1.95% 2/1/2024	9,325	9,055
Boeing Company 4.875% 5/1/2025	177,833	177,559
American Balanced Fund — Page 28 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 2.75% 2/1/2026	USD 105,258	$99,941
Boeing Company 2.196% 2/4/2026	93,775	87,047
Boeing Company 3.10% 5/1/2026	7,224	6,846
Boeing Company 5.04% 5/1/2027	58,867	59,333
Boeing Company 3.25% 2/1/2028	87,395	81,477
Boeing Company 3.25% 3/1/2028	22,113	20,417
Boeing Company 5.15% 5/1/2030	83,396	83,961
Boeing Company 3.625% 2/1/2031	4,735	4,342
Boeing Company 3.60% 5/1/2034	3,180	2,735
Boeing Company 3.25% 2/1/2035	2,744	2,244
Boeing Company 3.50% 3/1/2039	821	646
Boeing Company 5.705% 5/1/2040	3,774	3,822
Boeing Company 3.90% 5/1/2049	7,056	5,339
Boeing Company 3.75% 2/1/2050	4,725	3,585
Boeing Company 5.805% 5/1/2050	65,794	66,324
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	4,071	3,693
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	6,505	5,635
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	7,358	5,280
Carrier Global Corp. 2.242% 2/15/2025	694	663
Carrier Global Corp. 2.493% 2/15/2027	555	516
Carrier Global Corp. 3.377% 4/5/2040	2,500	1,991
CSX Corp. 3.80% 3/1/2028	3,590	3,497
CSX Corp. 4.25% 3/15/2029	3,650	3,608
CSX Corp. 4.50% 11/15/2052	21,000	19,252
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,324
Honeywell International, Inc. 2.30% 8/15/2024	6,660	6,469
Lockheed Martin Corp. 5.25% 1/15/2033	22,000	23,514
Masco Corp. 1.50% 2/15/2028	6,884	5,866
Masco Corp. 2.00% 2/15/2031	6,626	5,309
Masco Corp. 3.125% 2/15/2051	2,059	1,372
Mexico City Airport Trust 3.875% 4/30/2028[8]	920	852
Mexico City Airport Trust 5.50% 10/31/2046	1,290	994
Mexico City Airport Trust 5.50% 7/31/2047	18,070	13,932
Mexico City Airport Trust 5.50% 7/31/2047[8]	5,640	4,348
Norfolk Southern Corp. 4.45% 3/1/2033	3,271	3,183
Norfolk Southern Corp. 3.05% 5/15/2050	4,739	3,293
Norfolk Southern Corp. 4.55% 6/1/2053	18,235	16,430
Northrop Grumman Corp. 2.93% 1/15/2025	7,120	6,898
Raytheon Technologies Corp. 5.00% 2/27/2026	3,896	3,957
Raytheon Technologies Corp. 1.90% 9/1/2031	2,015	1,647
Raytheon Technologies Corp. 5.15% 2/27/2033	13,347	13,898
Raytheon Technologies Corp. 5.375% 2/27/2053	5,079	5,353
Siemens AG 1.20% 3/11/2026[8]	30,453	27,789
Siemens AG 1.70% 3/11/2028[8]	27,140	23,899
Triton Container International, Ltd. 1.15% 6/7/2024[8]	10,482	9,863
Triton Container International, Ltd. 3.15% 6/15/2031[8]	19,690	15,679
Union Pacific Corp. 3.75% 7/15/2025	3,080	3,038
Union Pacific Corp. 2.891% 4/6/2036	7,792	6,445
Union Pacific Corp. 3.839% 3/20/2060	3,510	2,857
Union Pacific Corp. 3.799% 4/6/2071	3,510	2,733
United Technologies Corp. 3.65% 8/16/2023	108	107
United Technologies Corp. 4.125% 11/16/2028	570	562
		1,275,742
American Balanced Fund — Page 29 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.59%	Principal amount (000)	Value (000)
AT&T, Inc. 2.30% 6/1/2027	USD 3,530	$3,236
AT&T, Inc. 4.35% 3/1/2029	5,000	4,898
AT&T, Inc. 2.25% 2/1/2032	4,055	3,317
AT&T, Inc. 3.50% 9/15/2053	10,178	7,402
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 1/15/2029	15,468	12,909
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	12,445	11,054
Charter Communications Operating, LLC 4.908% 7/23/2025	2,500	2,476
Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,483
Comcast Corp. 1.95% 1/15/2031	10,000	8,326
Comcast Corp. 2.80% 1/15/2051	6,250	4,228
Comcast Corp. 2.887% 11/1/2051	7,500	5,127
Comcast Corp. 2.937% 11/1/2056	3,395	2,264
Meta Platforms, Inc. 3.85% 8/15/2032	21,560	20,194
Netflix, Inc. 3.625% 6/15/2025[8]	32,150	31,246
Netflix, Inc. 4.875% 4/15/2028	84,836	84,488
Netflix, Inc. 5.875% 11/15/2028	211,320	222,594
Netflix, Inc. 6.375% 5/15/2029	24,079	25,805
Netflix, Inc. 5.375% 11/15/2029[8]	106,638	108,437
Netflix, Inc. 4.875% 6/15/2030[8]	76,132	75,871
SBA Tower Trust 1.631% 11/15/2026[8]	99,657	87,405
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	21,232	20,773
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	12,570	11,561
Tencent Holdings, Ltd. 2.39% 6/3/2030	25,000	21,190
Tencent Holdings, Ltd. 3.68% 4/22/2041	7,143	5,468
Tencent Holdings, Ltd. 3.84% 4/22/2051	7,143	5,201
T-Mobile US, Inc. 3.50% 4/15/2025	4,090	3,978
T-Mobile US, Inc. 1.50% 2/15/2026	3,750	3,427
T-Mobile US, Inc. 2.25% 2/15/2026	17,459	16,254
T-Mobile US, Inc. 2.625% 4/15/2026	49,883	46,605
T-Mobile US, Inc. 3.75% 4/15/2027	5,000	4,810
T-Mobile US, Inc. 2.05% 2/15/2028	2,390	2,122
T-Mobile US, Inc. 4.95% 3/15/2028	9,232	9,325
T-Mobile US, Inc. 2.625% 2/15/2029	22,847	20,151
T-Mobile US, Inc. 2.40% 3/15/2029	8,271	7,210
T-Mobile US, Inc. 2.55% 2/15/2031	5,044	4,277
T-Mobile US, Inc. 2.875% 2/15/2031	30,841	26,638
T-Mobile US, Inc. 2.70% 3/15/2032	19,138	16,132
T-Mobile US, Inc. 3.40% 10/15/2052	1,653	1,192
Verizon Communications, Inc. 2.875% 11/20/2050	8,362	5,570
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[8]	55,525	54,265
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[8]	37,313	36,067
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[8]	79,726	75,148
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[8]	18,888	17,583
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[8]	4,384	3,917
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[8]	26,505	21,505
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[8]	434	351
		1,164,480
Energy 0.43%
Baker Hughes Co. 4.486% 5/1/2030	6,120	5,988
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	24	24
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,497
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	35,021	33,567
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	879
American Balanced Fund — Page 30 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy, Inc. 5.375% 7/15/2025	USD 18,304	$18,349
Cenovus Energy, Inc. 4.25% 4/15/2027	55,736	54,185
ConocoPhillips 3.80% 3/15/2052	10,000	8,295
Diamondback Energy, Inc. 4.25% 3/15/2052	7,894	6,206
Diamondback Energy, Inc. 6.25% 3/15/2053	25,000	25,920
Enbridge Energy Partners, LP 7.375% 10/15/2045	6,203	7,286
Energy Transfer Operating, LP 5.00% 5/15/2050	1,895	1,620
Energy Transfer Partners, LP 4.50% 4/15/2024	4,198	4,149
Enterprise Products Operating, LLC 3.90% 2/15/2024	4,140	4,091
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,278
Enterprise Products Operating, LLC 5.35% 1/31/2033	16,474	17,082
Equinor ASA 1.75% 1/22/2026	9,289	8,661
Equinor ASA 3.625% 9/10/2028	13,155	12,817
Exxon Mobil Corp. 2.019% 8/16/2024	7,090	6,850
Exxon Mobil Corp. 3.452% 4/15/2051	7,500	5,982
Halliburton Company 3.80% 11/15/2025	107	105
Kinder Morgan, Inc. 5.20% 6/1/2033	35,347	35,144
Kinder Morgan, Inc. 5.45% 8/1/2052	6,191	5,762
MPLX, LP 4.875% 6/1/2025	5,000	4,966
MPLX, LP 4.125% 3/1/2027	5,880	5,704
MPLX, LP 4.50% 4/15/2038	3,130	2,785
MPLX, LP 4.70% 4/15/2048	6,466	5,440
ONEOK, Inc. 5.85% 1/15/2026	4,766	4,839
Petróleos Mexicanos 6.875% 10/16/2025	31,230	30,922
Petróleos Mexicanos 6.875% 8/4/2026	145,248	138,028
Petróleos Mexicanos 6.49% 1/23/2027	16,714	15,169
Petróleos Mexicanos 6.50% 3/13/2027	149,955	136,409
Petróleos Mexicanos 5.35% 2/12/2028	29,740	25,211
Petróleos Mexicanos 6.50% 1/23/2029	2,738	2,356
Petróleos Mexicanos 8.75% 6/2/2029	19,791	18,425
Petróleos Mexicanos 5.95% 1/28/2031	10,557	8,087
Petróleos Mexicanos 6.70% 2/16/2032	84,398	67,245
Petróleos Mexicanos 6.75% 9/21/2047	3,993	2,599
Pioneer Natural Resources Company 2.15% 1/15/2031	14,392	11,829
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,036
Qatar Energy 2.25% 7/12/2031[8]	8,700	7,403
Qatar Energy 3.125% 7/12/2041[8]	14,570	11,410
Qatar Energy 3.30% 7/12/2051[8]	7,185	5,372
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	31,892	31,976
Statoil ASA 3.25% 11/10/2024	1,690	1,660
Statoil ASA 4.25% 11/23/2041	5,400	5,033
Total Capital International 3.127% 5/29/2050	10,000	7,426
TransCanada PipeLines, Ltd. 4.875% 5/15/2048	1,500	1,354
TransCanada PipeLines, Ltd., junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[9]	6,410	5,978
Williams Partners, LP 6.30% 4/15/2040	2,669	2,813
Woodside Petroleum, Ltd. 3.65% 3/5/2025[8]	3,100	3,021
		848,233
Health care 0.43%
AbbVie, Inc. 2.95% 11/21/2026	2,310	2,199
Amgen, Inc. 5.25% 3/2/2025	20,000	20,230
Amgen, Inc. 5.507% 3/2/2026	15,000	15,065
Amgen, Inc. 5.15% 3/2/2028	14,899	15,220
American Balanced Fund — Page 31 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 3.00% 2/22/2029	USD 400	$368
Amgen, Inc. 4.05% 8/18/2029	10,450	10,090
Amgen, Inc. 5.25% 3/2/2030	21,867	22,373
Amgen, Inc. 4.20% 3/1/2033	10,415	9,989
Amgen, Inc. 5.25% 3/2/2033	12,434	12,781
Amgen, Inc. 5.60% 3/2/2043	17,500	18,043
Amgen, Inc. 4.875% 3/1/2053	8,255	7,734
Amgen, Inc. 5.65% 3/2/2053	10,236	10,663
Amgen, Inc. 4.40% 2/22/2062	6,059	5,125
Amgen, Inc. 5.75% 3/2/2063	17,500	18,179
AstraZeneca Finance, LLC 1.20% 5/28/2026	12,512	11,402
AstraZeneca Finance, LLC 4.875% 3/3/2028	40,000	41,176
AstraZeneca Finance, LLC 1.75% 5/28/2028	7,483	6,643
AstraZeneca Finance, LLC 2.25% 5/28/2031	3,337	2,873
AstraZeneca PLC 3.375% 11/16/2025	5,000	4,891
Banner Health 1.897% 1/1/2031	5,000	4,096
Banner Health 2.913% 1/1/2051	6,005	4,079
Baxter International, Inc. 1.322% 11/29/2024	34,825	32,790
Baxter International, Inc. 1.915% 2/1/2027	23,217	20,791
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,024
Bayer US Finance II, LLC 3.875% 12/15/2023[8]	6,490	6,418
Bayer US Finance II, LLC 4.25% 12/15/2025[8]	3,251	3,183
Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	4,948
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	17,374
Becton, Dickinson and Company 3.363% 6/6/2024	3,047	2,992
Boston Scientific Corp. 3.45% 3/1/2024	1,304	1,281
Centene Corp. 4.25% 12/15/2027	59,715	57,593
Centene Corp. 2.45% 7/15/2028	48,640	42,361
Centene Corp. 4.625% 12/15/2029	74,430	70,049
Centene Corp. 3.375% 2/15/2030	49,862	43,547
Centene Corp. 3.00% 10/15/2030	455	384
Centene Corp. 2.50% 3/1/2031	32,080	26,007
Centene Corp. 2.625% 8/1/2031	11,180	9,069
Cigna Corp. 1.25% 3/15/2026	22,607	20,500
Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,370
Elevance Health, Inc. 4.75% 2/15/2033	3,648	3,669
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,713
Eli Lilly and Company 3.375% 3/15/2029	1,450	1,389
Eli Lilly and Company 4.70% 2/27/2033	18,677	19,159
Eli Lilly and Company 4.875% 2/27/2053	9,827	10,173
Eli Lilly and Company 4.95% 2/27/2063	6,812	7,017
GE Healthcare Holding, LLC 5.65% 11/15/2027[8]	5,000	5,171
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	4,799
HCA, Inc. 3.375% 3/15/2029[8]	3,216	2,907
HCA, Inc. 3.625% 3/15/2032[8]	5,000	4,412
HCA, Inc. 4.375% 3/15/2042[8]	7,500	6,315
HCA, Inc. 4.625% 3/15/2052[8]	7,121	5,924
Humana, Inc. 3.70% 3/23/2029	5,412	5,098
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,604	10,591
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	19,250	19,275
Merck & Co., Inc. 2.90% 3/7/2024	6,040	5,933
Merck & Co., Inc. 1.90% 12/10/2028	3,400	3,016
Merck & Co., Inc. 2.75% 12/10/2051	5,514	3,908
Novant Health, Inc. 3.168% 11/1/2051	28,861	20,900
American Balanced Fund — Page 32 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 1.75% 2/14/2025	USD 5,160	$4,924
Novartis Capital Corp. 2.00% 2/14/2027	5,544	5,119
Pfizer, Inc. 2.95% 3/15/2024	975	958
Pfizer, Inc. 3.45% 3/15/2029	1,325	1,281
Sharp HealthCare 2.68% 8/1/2050	15,620	10,160
Summa Health 3.511% 11/15/2051	17,193	12,549
Sutter Health 1.321% 8/15/2025	6,000	5,532
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,224
UnitedHealth Group, Inc. 1.15% 5/15/2026	6,757	6,148
UnitedHealth Group, Inc. 5.30% 2/15/2030	10,000	10,546
UnitedHealth Group, Inc. 2.00% 5/15/2030	2,520	2,156
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	3,007
UnitedHealth Group, Inc. 3.05% 5/15/2041	10,000	7,892
UnitedHealth Group, Inc. 3.25% 5/15/2051	6,461	4,864
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,002	2,926
Viatris, Inc. 1.65% 6/22/2025	4,735	4,345
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,814
		847,714
Consumer staples 0.37%
7-Eleven, Inc. 1.30% 2/10/2028[8]	10,295	8,768
Altria Group, Inc. 2.35% 5/6/2025	7,671	7,287
Altria Group, Inc. 3.40% 2/4/2041	10,064	7,128
Altria Group, Inc. 3.875% 9/16/2046	7,364	5,309
Altria Group, Inc. 5.95% 2/14/2049	14,876	14,096
Altria Group, Inc. 3.70% 2/4/2051	15,011	10,147
Anheuser-Busch InBev NV 4.35% 6/1/2040	15,000	13,945
Anheuser-Busch InBev NV 4.60% 4/15/2048	7,500	7,085
British American Tobacco International Finance PLC 3.95% 6/15/2025[8]	2,125	2,067
British American Tobacco International Finance PLC 1.668% 3/25/2026	20,205	18,399
British American Tobacco PLC 4.70% 4/2/2027	5,241	5,148
British American Tobacco PLC 3.557% 8/15/2027	9,120	8,484
British American Tobacco PLC 4.448% 3/16/2028	43,000	40,911
British American Tobacco PLC 2.259% 3/25/2028	17,837	15,306
British American Tobacco PLC 3.462% 9/6/2029	2,500	2,212
British American Tobacco PLC 4.906% 4/2/2030	130	126
British American Tobacco PLC 2.726% 3/25/2031	4,625	3,752
British American Tobacco PLC 4.742% 3/16/2032	21,886	20,347
British American Tobacco PLC 4.39% 8/15/2037	36,085	29,475
British American Tobacco PLC 4.54% 8/15/2047	56,768	42,350
British American Tobacco PLC 4.758% 9/6/2049	14,627	11,241
British American Tobacco PLC 3.984% 9/25/2050	16,609	11,436
British American Tobacco PLC 5.65% 3/16/2052	8,087	7,113
Coca-Cola Company 1.00% 3/15/2028	6,090	5,285
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,475
Conagra Brands, Inc. 5.30% 11/1/2038	1,050	1,029
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,380
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,669
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	5,984
Imperial Tobacco Finance PLC 6.125% 7/27/2027[8]	11,065	11,364
JBS USA Lux SA 2.50% 1/15/2027[8]	34,174	30,388
JBS USA Lux SA 3.00% 2/2/2029[8]	25,462	21,755
JBS USA Lux SA 5.50% 1/15/2030[8]	3,220	3,077
JBS USA Lux SA 3.625% 1/15/2032[8]	13,471	11,177
American Balanced Fund — Page 33 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
JBS USA Lux SA 3.00% 5/15/2032[8]	USD 23,750	$18,628
JBS USA Lux SA 5.75% 4/1/2033[8]	63,699	60,992
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,180
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,292
Nestlé Holdings, Inc. 4.85% 3/14/2033[8]	28,000	29,309
PepsiCo, Inc. 2.625% 10/21/2041	15,000	11,621
PepsiCo, Inc. 3.625% 3/19/2050	2,109	1,834
PepsiCo, Inc. 2.75% 10/21/2051	5,168	3,805
Philip Morris International, Inc. 2.875% 5/1/2024	5,270	5,170
Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,021
Philip Morris International, Inc. 4.875% 2/13/2026	33,261	33,525
Philip Morris International, Inc. 0.875% 5/1/2026	24,896	22,338
Philip Morris International, Inc. 5.125% 11/17/2027	26,447	27,081
Philip Morris International, Inc. 4.875% 2/15/2028	28,500	28,783
Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,712
Philip Morris International, Inc. 5.125% 2/15/2030	19,786	20,047
Philip Morris International, Inc. 1.75% 11/1/2030	10,109	8,129
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,195
Reynolds American, Inc. 5.85% 8/15/2045	12,364	11,165
Sysco Corp. 3.15% 12/14/2051	11,055	7,741
Target Corp. 4.40% 1/15/2033	11,053	10,996
		731,279
Materials 0.10%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,430
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,541
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,711
Anglo American Capital PLC 5.375% 4/1/2025[8]	5,000	5,026
Anglo American Capital PLC 2.25% 3/17/2028[8]	4,194	3,634
Anglo American Capital PLC 3.95% 9/10/2050[8]	3,750	2,885
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	8,049	8,216
Celanese US Holdings, LLC 6.165% 7/15/2027	31,000	31,221
Celanese US Holdings, LLC 6.379% 7/15/2032	13,406	13,605
Chevron Phillips Chemical Co., LLC 3.30% 5/1/2023[8]	2,440	2,437
Corp. Nacional Del Cobre De Chile 5.125% 2/2/2033[8]	6,180	6,248
Dow Chemical Co. 4.80% 5/15/2049	2,200	1,958
Dow Chemical Co. 3.60% 11/15/2050	8,509	6,378
Eastman Chemical Co. 3.80% 3/15/2025	7,405	7,224
Glencore Funding, LLC 4.125% 3/12/2024[8]	4,130	4,087
LYB International Finance III, LLC 1.25% 10/1/2025	14,881	13,489
LYB International Finance III, LLC 2.25% 10/1/2030	9,848	8,143
LYB International Finance III, LLC 4.20% 5/1/2050	7,402	5,800
LYB International Finance III, LLC 3.625% 4/1/2051	33,253	23,690
Mosaic Co. 4.05% 11/15/2027	4,490	4,338
Newcrest Finance Pty, Ltd. 4.20% 5/13/2050[8]	1,580	1,261
Nutrien, Ltd. 5.95% 11/7/2025	2,985	3,072
OCI NV 6.70% 3/16/2033[8]	2,531	2,527
POSCO 5.75% 1/17/2028[8]	2,165	2,236
Sherwin-Williams Company 3.125% 6/1/2024	4,260	4,166
Sherwin-Williams Company 2.30% 5/15/2030	3,631	3,083
Sherwin-Williams Company 3.80% 8/15/2049	1,500	1,169
Sherwin-Williams Company 3.30% 5/15/2050	1,500	1,063
American Balanced Fund — Page 34 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
South32 Treasury, Ltd. 4.35% 4/14/2032[8]	USD 7,767	$6,933
Westlake Chemical Corp. 4.375% 11/15/2047	1,500	1,203
		186,774
Information technology 0.08%
Analog Devices, Inc. 1.70% 10/1/2028	8,576	7,462
Analog Devices, Inc. 2.10% 10/1/2031	7,571	6,379
Analog Devices, Inc. 2.80% 10/1/2041	8,023	6,132
Analog Devices, Inc. 2.95% 10/1/2051	6,514	4,780
Apple, Inc. 3.00% 2/9/2024	2,500	2,471
Apple, Inc. 1.125% 5/11/2025	3,800	3,568
Apple, Inc. 2.40% 8/20/2050	17,840	11,981
Broadcom Corp. 3.875% 1/15/2027	240	232
Broadcom, Inc. 4.00% 4/15/2029[8]	4,527	4,239
Broadcom, Inc. 4.15% 4/15/2032[8]	15,815	14,418
Broadcom, Inc. 2.60% 2/15/2033[8]	21,763	17,080
Broadcom, Inc. 3.469% 4/15/2034[8]	25,259	20,765
Broadcom, Inc. 3.187% 11/15/2036[8]	7,564	5,739
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	5,000	5,065
Intuit, Inc. 0.95% 7/15/2025	3,170	2,929
Intuit, Inc. 1.35% 7/15/2027	2,890	2,569
Intuit, Inc. 1.65% 7/15/2030	3,830	3,192
Microsoft Corp. 2.921% 3/17/2052	6,749	5,137
Oracle Corp. 5.55% 2/6/2053	15,000	14,300
SK hynix, Inc. 6.375% 1/17/2028[8]	1,925	1,937
TSMC Global, Ltd. 4.375% 7/22/2027[8]	6,848	6,873
TSMC Global, Ltd. 4.625% 7/22/2032[8]	7,761	7,830
VeriSign, Inc. 2.70% 6/15/2031	3,958	3,358
		158,436
Real estate 0.08%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,578
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,144
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,774
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,976
American Tower Corp. 1.45% 9/15/2026	10,457	9,303
American Tower Corp. 3.60% 1/15/2028	3,750	3,521
American Tower Corp. 2.30% 9/15/2031	732	587
American Tower Corp. 2.95% 1/15/2051	3,750	2,406
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[8]	8,150	6,592
Corporate Office Properties, LP 2.00% 1/15/2029	6,210	4,834
Corporate Office Properties, LP 2.75% 4/15/2031	10,184	7,556
Corporate Office Properties, LP 2.90% 12/1/2033	28,399	19,838
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,666
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	4,986
Essex Portfolio, LP 3.875% 5/1/2024	7,220	7,123
Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,183
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,288
Extra Space Storage, LP 2.35% 3/15/2032	10,538	8,294
GLP Capital, LP 3.35% 9/1/2024	2,400	2,286
GLP Capital, LP 4.00% 1/15/2030	5,000	4,440
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	7,832
Prologis, LP 4.75% 6/15/2033	13,289	13,216
Public Storage 1.85% 5/1/2028	8,830	7,737
American Balanced Fund — Page 35 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Public Storage 1.95% 11/9/2028	USD 6,081	$5,345
Public Storage 2.30% 5/1/2031	2,959	2,484
Scentre Group 3.25% 10/28/2025[8]	1,780	1,686
Scentre Group 3.75% 3/23/2027[8]	7,630	7,199
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,495
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,420
		155,789
Miscellaneous 0.01%
The Rockefeller Foundation 2.492% 10/1/2050	15,170	10,066
Total corporate bonds, notes & loans		13,832,232
Asset-backed obligations 2.65%
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[4,8]	32,460	31,044
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,8]	17,252	16,547
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.973% 4/21/2031[4,6,8]	16,932	16,814
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.89% 7/25/2036[4,6,8]	58,804	58,804
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.742% 1/15/2030[4,6,8]	28,229	28,009
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[4,6,8]	21,879	21,486
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[4,8]	7,783	7,798
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[4,8]	3,630	3,604
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[4,8]	2,929	2,882
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[4,8]	3,117	2,974
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[4,8]	17,816	17,455
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,8]	7,031	6,552
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.064% 4/15/2026[4,6]	47,350	47,354
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	59,641	58,626
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]	17,383	17,472
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]	7,776	7,334
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	8,644	7,894
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	18,213
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.735% 1/22/2028[4,6,8]	32,970	32,758
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[4,8]	8,454	8,417
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[4,8]	22,900	22,633
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[4,8]	24,440	23,790
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,8]	28,830	27,359
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,8]	14,375	13,512
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,8]	19,921	18,328
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,8]	3,873	3,595
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,8]	75,784	67,289
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,8]	4,460	3,881
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,8]	1,542	1,328
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	8,650	8,645
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,8]	3,228	3,246
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,8]	19,885	19,976
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,8]	9,510	9,643
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	39,628	40,140
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[4,6,8]	49,344	48,898
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,8]	742	727
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,8]	4,109	3,847
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,8]	1,715	1,502
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,8]	2,947	2,808
American Balanced Fund — Page 36 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD-LIBOR + 1.10%) 5.908% 1/20/2031[4,6,8]	USD 800	$793
Benefit Street Partners CLO, Ltd., Series 2018-14, Class A1, (3-month USD-LIBOR + 1.00%) 5.808% 4/20/2031[4,6,8]	250	247
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,8]	20,278	17,617
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,8]	3,460	2,713
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,563
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD-LIBOR + 1.03%) 5.832% 4/30/2031[4,6,8]	500	495
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[4]	8,000	7,965
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[4]	1,302	1,301
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]	811	745
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]	794	723
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	3,287	3,163
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	5,195	4,767
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,8]	46,312	40,556
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,8]	18,723	16,184
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,8]	8,419	7,535
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[4,6,8]	65,832	65,071
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,8]	96,996	88,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,8]	20,104	17,027
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,8]	14,375	13,000
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,8]	1,584	1,348
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,8]	60,012	53,042
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,8]	7,554	6,592
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,8]	53,379	53,451
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,8]	43,644	43,768
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.372% 4/22/2026[4,6]	29,758	29,786
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,8]	24,062	21,255
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,8]	22,559	19,915
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,8]	32,063	28,462
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,8]	27,911	24,281
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,8]	1,998	1,681
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[4,8]	736	734
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[4,8]	2,408	2,404
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[4,8]	6,567	6,469
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 8/17/2026[4,8]	238	237
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[4,8]	1,166	1,156
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,8]	2,429	2,320
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,8]	9,072	8,849
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,8]	12,021	11,700
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.074% 3/15/2026[4,6]	60,740	60,735
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[4]	14,370	14,055
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[4]	25,503	25,339
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[4]	15,015	14,730
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	14,729	13,860
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[4,8]	5,658	5,604
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[4,8]	1,250	1,234
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[4,8]	3,131	3,058
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,8]	1,100	1,036
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[4,8]	3,189	3,094
American Balanced Fund — Page 37 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,8]	USD 38,217	$38,278
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,8]	1,738	1,612
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[4,8]	3,547	3,508
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[4,8]	4,513	4,332
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,8]	3,049	2,840
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[4,8]	4,461	4,455
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.772% 4/15/2028[4,6,8]	66,943	66,491
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,8]	7,130	6,227
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,8]	28,707	27,998
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,8]	7,766	7,514
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,8]	24,169	23,809
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,8]	33,506	33,756
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[4,8]	11,490	11,394
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[4]	911	906
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[4,8]	17,822	17,585
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 9/15/2025[4]	1,337	1,334
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[4]	4,637	4,606
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[4]	2,734	2,731
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[4,8]	3,022	2,963
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[4]	14,127	13,744
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[4]	3,125	3,036
Exeter Automobile Receivables Trust, Series 2022-6, Class A3, 5.70% 8/17/2026[4]	5,000	5,004
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[4]	13,091	12,864
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	20,431	19,007
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	4,934
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	8,517	8,386
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,8]	52,478	47,661
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,8]	17,235	15,343
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,8]	24,299	23,230
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,8]	26,177	26,270
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 5.742% 4/17/2031[4,6,8]	2,500	2,481
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]	2,488	2,483
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[4]	15,000	14,677
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[4,8]	36,420	36,221
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[4,8]	61,698	60,826
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,8]	80,360	78,003
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,8]	99,519	94,511
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,8]	2,574	2,427
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,8]	17,969	16,116
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,8]	2,475	2,209
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,8]	3,726	3,212
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,8]	11,848	11,264
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,8]	57,784	52,480
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,8]	1,509	1,366
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,8]	81,646	74,089
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,8]	79,874	69,565
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,8]	72,242	63,655
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,8]	5,918	5,081
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,8]	22,705	23,844
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 5.865% 1/18/2031[4,6,8]	18,850	18,738
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[4,8,12]	65,170	63,521
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,8]	82,376	77,174
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,8]	29,667	27,678
American Balanced Fund — Page 38 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,8]	USD 7,331	$6,810
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,8]	24,573	22,918
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,8]	5,327	4,949
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,8]	3,260	2,988
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,8]	42,910	41,434
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,8]	74,445	66,067
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,8]	14,511	12,806
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,8]	7,776	6,713
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,8]	49,550	44,178
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,8]	8,792	7,769
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,8]	5,075	4,370
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,8]	22,138	20,888
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[4]	5,691	5,693
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	5,418	5,462
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.239% 7/20/2031[4,6,8]	9,270	9,235
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,8]	1,387	1,385
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,8]	3,774	3,753
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2029[4,6,8]	7,814	7,811
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[4,6,8]	73,725	72,985
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2031[4,6,8]	1,483	1,469
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[4,6,8]	23,448	23,308
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[4,8]	26,594	25,835
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[4,8]	36,163	35,787
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12,13]	24,983	25,393
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12,13]	4,065	4,130
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,8]	29,274	25,581
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,8]	28,251	24,711
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,8]	66,557	57,684
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,8]	65,075	58,544
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,8]	37,004	33,517
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,8]	62,893	56,594
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,8]	225,061	194,480
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[4,6,8]	23,401	23,192
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]	2,148	2,147
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 5.908% 7/20/2031[4,6,8]	16,050	15,900
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.752% 4/16/2031[4,6,13]	3,500	3,472
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.958% 11/25/2028[4,6,8]	19,140	19,040
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[4,6,8]	4,113	4,080
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 5.608% 7/20/2029[4,6,8]	4,077	4,027
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 5.592% 10/15/2029[4,6,8]	86,497	85,558
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.192% 10/15/2029[4,6,8]	44,195	42,959
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.218% 1/15/2031[4,6,8]	44,273	44,140
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[4,6,8]	12,698	12,672
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,8]	10,002	9,833
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,8]	1,294	1,264
American Balanced Fund — Page 39 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	USD 13,836	$13,413
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[4,6,8]	49,737	49,727
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[4,6,8]	18,667	18,476
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[4,8]	1,621	1,617
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[4,8]	5,145	5,107
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.732% 10/15/2030[4,6,8]	61,828	61,134
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,8]	13,763	13,514
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,8]	7,594	7,204
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[4]	14,422	14,384
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[4]	3,550	3,531
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[4]	9,299	9,254
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[4]	2,692	2,679
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[4]	29,798	29,813
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[4]	3,114	3,108
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[4]	19,730	19,374
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[4]	21,483	21,258
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]	8,108	7,864
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	5,894	5,807
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	6,686	6,752
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	14,067	13,279
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[4]	12,711	12,340
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	9,476	8,920
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,798
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[4]	5,506	5,402
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,8]	20,479	17,810
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,8]	3,770	3,153
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 5.414% 1/15/2053[4,6,8]	17,872	17,228
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,8]	36,239	31,609
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.872% 4/15/2030[4,6,8]	4,676	4,638
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 5.662% 1/3/2033[4,6]	9,792	9,775
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,8]	41,884	37,584
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,8]	47,822	41,558
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,8]	21,976	20,313
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,8]	14,922	13,417
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 5.708% 12/28/2029[4,6,8]	9,304	9,203
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.348% 10/20/2031[4,6,8]	84,030	84,035
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[4,6,8]	12,681	12,700
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,8]	26,352	24,226
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[4,6,8]	10,000	9,989
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 5.648% 10/25/2029[4,6,8]	3,351	3,308
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,8]	32,758	29,269
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[4]	22,270	22,900
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,8]	16,436	15,163
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,8]	19,521	17,386
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,8]	2,818	2,475
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[4,8]	31,423	26,941
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[4,8]	1,352	1,142
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,8]	63,454	55,075
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,8]	16,841	14,853
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,8]	13,898	11,743
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,8]	505	418
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[4,8]	34,690	33,688
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,8]	13,218	12,285
American Balanced Fund — Page 40 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,8]	USD 115,490	$101,388
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,8]	3,258	2,871
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,8]	36,097	31,069
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,8]	1,351	1,130
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,9]	77,422	77,353
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[4,8]	20,865	20,832
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[4,8]	5,971	5,868
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[4,8]	11,486	10,933
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,8]	10,010	10,007
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[4,8]	13,060	12,730
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,8]	16,856	16,010
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[4,8]	23,199	23,318
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,8]	11,177	10,356
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,8]	17,287	17,412
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,8]	7,472	7,071
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	4,136	4,132
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,8]	2,834	2,830
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,8]	5,491	5,516
		5,194,458
Bonds & notes of governments & government agencies outside the U.S. 0.42%
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[8]	44,610	43,938
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[8]	18,000	16,433
Chile (Republic of) 3.10% 1/22/2061	15,816	10,341
CPPIB Capital, Inc. 0.50% 9/16/2024[8]	22,500	21,241
CPPIB Capital, Inc. 0.875% 9/9/2026[8]	17,827	16,030
CPPIB Capital, Inc. 2.75% 11/2/2027[8]	23,770	22,548
Development Bank of Japan, Inc. 1.25% 10/20/2026[8]	18,000	16,190
Development Bank of Japan, Inc. 1.75% 10/20/2031[8]	12,582	10,459
European Investment Bank 0.75% 10/26/2026	37,160	33,424
European Investment Bank 0.625% 10/21/2027	7,655	6,672
European Stability Mechanism 0.375% 9/10/2025[8]	23,570	21,539
Hungary (Republic of) 2.125% 9/22/2031[8]	14,975	11,537
Hungary (Republic of) 3.125% 9/21/2051[8]	18,690	11,532
Hydro-Quebec 9.50% 11/15/2030	22,230	29,768
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	7,867
International Development Assn. 0.375% 9/23/2025[8]	19,410	17,776
Japan Bank for International Cooperation 1.25% 1/21/2031	32,068	25,995
KfW 0.375% 7/18/2025	7,671	7,067
Korea Housing Finance Corp. 4.625% 2/24/2028[8]	19,870	19,884
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	10,914
Manitoba (Province of) 3.05% 5/14/2024	12,040	11,845
OMERS Finance Trust 1.10% 3/26/2026[8]	26,770	24,319
OMERS Finance Trust 3.50% 4/19/2032[8]	40,128	37,716
OMERS Finance Trust 4.00% 4/19/2052[8]	34,596	29,453
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[8]	18,000	17,246
Panama (Republic of) 3.298% 1/19/2033	23,825	19,950
Panama (Republic of) 4.50% 1/19/2063	3,874	2,804
Peru (Republic of) 2.392% 1/23/2026	2,730	2,577
Peru (Republic of) 1.862% 12/1/2032	41,484	31,445
Peru (Republic of) 2.78% 12/1/2060	46,173	27,639
Philippines (Republic of) 1.648% 6/10/2031	12,449	10,015
Philippines (Republic of) 6.375% 10/23/2034	22,310	25,099
Philippines (Republic of) 2.65% 12/10/2045	7,151	4,918
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028	17,050	17,794
American Balanced Fund — Page 41 of 51

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028[8]	USD 2,950	$3,079
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[8]	3,850	3,431
Qatar (State of) 3.375% 3/14/2024[8]	24,780	24,441
Qatar (State of) 4.00% 3/14/2029[8]	7,500	7,463
Qatar (State of) 4.817% 3/14/2049[8]	7,500	7,369
Quebec (Province of) 2.75% 4/12/2027	23,200	22,201
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	18,810
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[8]	32,640	33,065
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[8]	6,400	6,471
Swedish Export Credit Corp. 3.625% 9/3/2024	36,618	36,158
United Mexican States 5.40% 2/9/2028	7,000	7,223
United Mexican States 2.659% 5/24/2031	23,299	19,502
United Mexican States 4.875% 5/19/2033	9,165	8,786
United Mexican States 3.771% 5/24/2061	13,292	9,015
		830,989
Municipals 0.36% California 0.05%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,528
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	8,078
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	5,955	5,463
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	8,260	7,432
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 6/1/2031	1,700	1,692
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	4,705	3,934
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,495
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	26,640	21,357
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,323
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	9,180	7,321
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	8,160	7,556
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,661
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,810
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,369
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,024
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,307
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031	80	80
		104,430
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 11/15/2044	30	30
American Balanced Fund — Page 42 of 51

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Bonds, notes & other debt instruments (continued) Municipals (continued) Florida 0.05%	Principal amount (000)	Value (000)
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	USD 10,760	$10,009
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	39,354
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	56,145	47,675
		97,038
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	960	781
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	1,260	983
		1,764
Illinois 0.16%
G.O. Bonds, Series 2019-A, 4.20% 4/1/2024	11,890	11,788
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	6,750	6,692
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	9,730	9,716
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	231,670	231,358
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	48,850	49,284
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,732	6,098
		314,936
Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040	6,555	5,115
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	8,459
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	5,603
		19,177
New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 5.57% 3/1/2028[6]	5,000	4,992
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	17,250	15,774
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	19,440	17,004
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 12/15/2025	1,032	1,026
		33,804
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	51,690	44,831
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 5/1/2034	50	49
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 11/1/2044	25	25
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	620	621
		695
Wisconsin 0.05%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	95,160	88,342
Total municipals		710,039
American Balanced Fund — Page 43 of 51

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.05%		Principal amount (000)	Value (000)
Fannie Mae 0.375% 8/25/2025		USD 16,060	$14,721
Fannie Mae 0.75% 10/8/2027		11,330	9,933
Fannie Mae 0.875% 8/5/2030		17,097	13,940
Federal Farm Credit Banks 1.75% 2/14/2025		13,983	13,352
Federal Home Loan Bank 5.50% 7/15/2036		600	685
Private Export Funding Corp. 3.55% 1/15/2024		25,667	25,369
Tennessee Valley Authority 3.875% 3/15/2028		24,087	24,122
			102,122
Total bonds, notes & other debt instruments (cost: $58,195,289,000)			55,579,144
Short-term securities 8.81% Money market investments 8.05%		Shares
Capital Group Central Cash Fund 4.86%[2,14]		158,014,774	15,801,478
Money market investments purchased with collateral from securities on loan 0.60%
Capital Group Central Cash Fund 4.86%[2,14,15]		2,162,209	216,221
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[14,15]		211,700,000	211,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[14,15]		195,858,233	195,858
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.73%[14,15]		141,100,000	141,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.72%[14,15]		129,300,000	129,300
Fidelity Investments Money Market Government Portfolio, Class I 4.72%[14,15]		94,000,000	94,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.69%[14,15]		70,500,000	70,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[14,15]		70,500,000	70,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.75%[14,15]		47,000,000	47,000
			1,176,179
U.S. Treasury bills 0.16%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 2/22/2024	4.410%	USD 320,000	307,217
Total short-term securities (cost: $17,281,170,000)			17,284,874
Total investment securities 102.52% (cost: $161,249,653,000)			201,240,450
Other assets less liabilities (2.52)%			(4,955,115)
Net assets 100.00%			$196,285,335
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	32,876	April 2023	USD 13,039,802	$1,621
30 Day Federal Funds Futures	Long	8,669	May 2023	3,433,921	3,955
30 Day Federal Funds Futures	Short	3,004	October 2023	(1,193,434)	(9,411)
30 Day Federal Funds Futures	Long	3,004	November 2023	1,195,437	10,847
90 Day Eurodollar Futures	Long	44,488	September 2023	10,580,915	(444,811)
American Balanced Fund — Page 44 of 51

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
90 Day Eurodollar Futures	Short	37,493	December 2023	USD (8,945,830)	$335,198
90 Day Eurodollar Futures	Short	9,943	December 2024	(2,401,607)	54,819
2 Year U.S. Treasury Note Futures	Long	81,444	June 2023	16,814,369	(46,378)
5 Year U.S. Treasury Note Futures	Long	59,979	June 2023	6,568,169	(6,554)
10 Year Euro-Bund Futures	Short	3,211	June 2023	(473,040)	1,734
10 Year Japanese Government Bond Futures	Short	523	June 2023	(583,444)	(10,390)
10 Year U.S. Treasury Note Futures	Long	17,127	June 2023	1,968,267	(9,701)
10 Year Ultra U.S. Treasury Note Futures	Short	42,427	June 2023	(5,139,634)	(86,123)
20 Year U.S. Treasury Bond Futures	Long	4,296	June 2023	563,447	23,680
30 Year Ultra U.S. Treasury Bond Futures	Short	4,832	June 2023	(681,916)	(7,966)
					$(189,480)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD1,341,000	$(53,829)	$—	$(53,829)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	735,000	(31,317)	—	(31,317)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	1,049,800	(857)	—	(857)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	1,049,800	(3,079)	—	(3,079)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	1,074,700	(3,514)	—	(3,514)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	1,071,000	(3,714)	—	(3,714)
4.1645%	Annual	SOFR	Annual	1/24/2025	18,553	(14)	—	(14)
4.16253%	Annual	SOFR	Annual	1/24/2025	1,147,151	(908)	—	(908)
3.7025%	Annual	SOFR	Annual	3/28/2025	745,000	(5,695)	—	(5,695)
3.7515%	Annual	SOFR	Annual	3/28/2025	862,600	(5,793)	—	(5,793)
3.699%	Annual	SOFR	Annual	3/28/2025	893,900	(6,892)	—	(6,892)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	24,969	—	24,969
4.27%	Annual	SOFR	Annual	2/16/2026	479,019	6,599	—	6,599
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	3,243	—	3,243
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	2,095	—	2,095
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	1,888	—	1,888
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	1,876	—	1,876
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	1,445	—	1,445
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	1,434	—	1,434
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(891)	—	(891)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	13,503	—	13,503
SOFR	Annual	3.2015%	Annual	1/19/2033	247,387	75	—	75
SOFR	Annual	3.1205%	Annual	1/20/2033	247,490	1,747	—	1,747
SOFR	Annual	3.16653%	Annual	1/24/2033	255,784	821	—	821
SOFR	Annual	3.18606%	Annual	1/24/2033	236,491	374	—	374
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	408	—	408
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	(613)	—	(613)
American Balanced Fund — Page 45 of 51

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.02%	Annual	1/12/2053	USD70,100	$(693)	$—	$(693)
SOFR	Annual	3.012%	Annual	4/3/2053	76,288	(723)	—	(723)
						$(58,055)	$—	$(58,055)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD3,509,896	$(39,595)	$(19,765)	$(19,830)
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend or interest income (000)
Common stocks 0.86%
Financials 0.33%
Synchrony Financial	$727,693	$—	$—	$—	$(83,709)	$643,984	$5,093
Consumer discretionary 0.29%
Aramark	354,202	304,634	—	—	(93,364)	565,472	1,704
Materials 0.24%
Royal Gold, Inc.	406,919	—	—	—	61,334	468,253	1,354
Total common stocks						1,677,709
Investment funds 4.30%
Capital Group Central Corporate Bond Fund	8,696,558	79,427	593,230	(104,142)	374,002	8,452,615	79,426
Bonds, notes & other debt instruments 0.01%
Financials 0.01%
Synchrony Financial 4.375% 3/19/2024	11,348	—	—	—	(242)	11,106	127
Synchrony Financial 4.25% 8/15/2024	12,093	—	—	—	(394)	11,699	125
						22,805
Short-term securities 8.16%
Money market investments 8.05%
Capital Group Central Cash Fund 4.86%[14]	14,969,241	8,994,411	8,163,767	274	1,319	15,801,478	191,238
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.86%[14,15]	60,701	155,520 [16]				216,221	— [17]
Total short-term securities						16,017,699
Total 13.33%				$(103,868)	$258,946	$26,170,828	$279,067
American Balanced Fund — Page 46 of 51

unaudited
Restricted securities13

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12]	12/6/2022	$24,980	$25,393	.02%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12]	12/6/2022	4,064	4,130	.00 [18]
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.752% 4/16/2031[4,6]	10/28/2022	3,417	3,472	.00 [18]
Total		$32,461	$32,995	.02%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,201,632,000, which represented .61% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Purchased on a TBA basis.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,671,629,000, which represented 4.93% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $444,641,000, which represented .23% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Value determined using significant unobservable inputs.
[13]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,995,000, which represented .02% of the net assets of the fund.

[14]	Rate represents the seven-day yield at 3/31/2023.
[15]	Security purchased with cash collateral from securities on loan.
[16]	Represents net activity.
[17]	Dividend income is included with securities lending income and is not shown in this table.
[18]	Amount less than .01%.
American Balanced Fund — Page 47 of 51

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $75,007,048,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $23,661,916,000 and $3,670,478,000, respectively.
American Balanced Fund — Page 48 of 51

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
American Balanced Fund — Page 49 of 51

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,457,663	$461,753	$—	$22,919,416
Health care	18,364,443	1,118,291	—	19,482,734
Financials	12,545,732	439,583	—	12,985,315
Consumer staples	10,935,775	1,849,193	—	12,784,968
Consumer discretionary	10,360,973	966,099	—	11,327,072
Industrials	10,797,527	287,698	—	11,085,225
Communication services	9,024,403	—	—	9,024,403
Energy	8,483,731	—	—	8,483,731
Materials	4,253,859	790,158	—	5,044,017
Real estate	3,942,717	—	—	3,942,717
Utilities	2,632,702	—	—	2,632,702
Convertible stocks	211,517	—	—	211,517
Investment funds	8,452,615	—	—	8,452,615
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	19,077,276	—	19,077,276
U.S. Treasury bonds & notes	—	15,832,028	—	15,832,028
Corporate bonds, notes & loans	—	13,832,232	—	13,832,232
Asset-backed obligations	—	5,101,414	93,044	5,194,458
Bonds & notes of governments & government agencies outside the U.S.	—	830,989	—	830,989
Municipals	—	710,039	—	710,039
Federal agency bonds & notes	—	102,122	—	102,122
Short-term securities	16,977,657	307,217	—	17,284,874
Total	$139,441,314	$61,706,092	$93,044	$201,240,450

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$431,854	$—	$—	$431,854
Unrealized appreciation on centrally cleared interest rate swaps	—	60,477	—	60,477
Liabilities:
Unrealized depreciation on futures contracts	(621,334)	—	—	(621,334)
Unrealized depreciation on centrally cleared interest rate swaps	—	(118,532)	—	(118,532)
Unrealized depreciation on centrally cleared credit default swaps	—	(19,830)	—	(19,830)
Total	$(189,480)	$(77,885)	$—	$(267,365)
*
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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unaudited

Key to abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-011-0523O-S89779
American Balanced Fund — Page 51 of 51